UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Equity Funds

Semi-Annual Report March 31, 2015

Share Class / Ticker Symbol
Fund Name	Class A	Class C	Class R3	Class I

Nuveen Symphony International Equity Fund	NSIAX	NSECX	NSREX	NSIEX
Nuveen Symphony Large-Cap Growth Fund	NCGAX	NCGCX	NSGQX	NSGIX
Nuveen Symphony Low Volatility Equity Fund	NOPAX	NOPCX	—	NOPRX
Nuveen Symphony Mid-Cap Core Fund	NCCAX	NCCCX	NMCRX	NCCIX
Nuveen Symphony Small Cap Core Fund	NSSAX	NSSCX	—	NSSIX

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Table

of Contents

Nuveen Investments	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

A pattern of divergence has emerged in the past year. Steady and moderate growth in the U.S. economy helped sustain the stock market’s bull run another year. U.S. bonds also performed well, amid subdued inflation, interest rates that remained unexpectedly low and concerns about the economic well-being of the rest of the world. The stronger domestic economy enabled the U.S. Federal Reserve (Fed) to gradually reduce its large scale bond purchases, known as quantitative easing (QE), without disruption to the markets, as well as begin to set expectations for a transition into tightening mode.

The economic story outside the U.S. continues to improve. Despite the drama over Greece’s debt negotiations, the European economy appears to be stabilizing. Japan is on a moderate recovery path as it emerged from recession late last quarter. China’s economy decelerated and, despite running well above the rate of other major global economies, investors feared it looked slow by China’s standards. Some areas of concern were a surprisingly steep decline in oil prices, the U.S. dollar’s rally and an increase in geopolitical tensions, including the Russia-Ukraine crisis and terrorist attacks across the Middle East and Africa, as well as more recently in Europe.

While a backdrop of healthy economic growth in the U.S. and the continuation of accommodative monetary policy (with the central banks of Japan and Europe stepping in where the Fed has left off) bodes well for the markets, the global outlook has become more uncertain. Indeed, volatility is likely to feature more prominently in the investment landscape going forward. Such conditions underscore the importance of professional investment management. Experienced investment teams have weathered the market’s ups and downs in the past and emerged with a better understanding of the sensitivities of their asset class and investment style, particularly in times of turbulence. We recognize the importance of maximizing gains, while striving to minimize volatility.

And, the same is true for investors like you. Maintaining an appropriate time horizon, diversification and relying on practiced investment teams are among your best strategies for achieving your long-term investment objectives. Additionally, I encourage you to communicate with your financial consultant if you have questions about your investment in a Nuveen Fund. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

May 22, 2015

4	Nuveen Investments

Portfolio Managers’

Comments

Nuveen Symphony International Equity Fund

Nuveen Symphony Large-Cap Growth Fund

Nuveen Symphony Low Volatility Equity Fund

Nuveen Symphony Mid-Cap Core Fund

Nuveen Symphony Small Cap Core Fund

These Funds feature portfolio management by Symphony Asset Management LLC (Symphony), an affiliate of Nuveen Investments, Inc. Gunther Stein, CIO & CEO at Symphony, Ross Sakamoto, CFA, and Joel Drescher, Co-Director of Equity, serve as the portfolio managers for all five Funds, while Marc Snyder is Co-Portfolio Manager for the Nuveen Symphony Small Cap Core Fund and the Nuveen Symphony Low Volatility Equity Fund. Here the portfolio managers discuss key investment strategies and performance of the Funds for the six-month reporting period ended March 31, 2015.

On February 26, 2015 the Fund Board approved an investment policy change for the Nuveen Symphony Large-Cap Growth Fund, Nuveen Symphony Low Volatility Equity Fund and Nuveen Symphony Mid-Cap Core Fund. The investment policy was changed to allow non-US investments including depository receipts and local shares in any currency as a non-principal investment strategy.

How did the Funds perform during the six-month reporting period ended March 31, 2015?

The tables in the Fund Performance and Expense Ratios section of this report provide Class A Share total returns for the Funds’ for the six-month, one-year, five-year and since inception periods ended March 31, 2015. Each Fund’s Class A Share total returns at net asset value (NAV) are compared with the performance of its corresponding market index and Lipper average. A more detailed account of each Fund’s performance is provided later in this report.

What was the primary investment strategy for each Fund and how did this strategy affect the Fund’s performance for the six-month reporting period ended March 31, 2015?

Nuveen Symphony International Equity Fund

Nuveen Symphony Large-Cap Growth Fund

Nuveen Symphony Low Volatility Equity Fund

Nuveen Symphony Mid-Cap Core Fund

Each of these four Funds selects securities using a multi-faceted investment process that incorporates fundamental research, a comprehensive market outlook and proactive risk management. Symphony’s industry-focused analysts draw upon a broad range of resources to identify potential investments, including:

•	Top down insights about the impact of macro-economic and geo-political developments on industry profitability;

•	Discussions with industry leaders, sell-side counterparties, and other contacts

•	Ongoing collaboration with Symphony’s credit team; and

•	Disciplined and efficient proprietary quantitative systems.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Nuveen Investments	5

Portfolio Managers’ Comments (continued)

Analysts conduct rigorous fundamental analysis of each potential investment. The company’s business model, capital structure and competitive landscape are evaluated. Prior to a position entering the portfolio, valuation is assessed and potential catalysts are identified.

Nuveen Symphony International Equity Fund

The Fund’s Class A Shares at NAV outperformed both the MSCI EAFE Index and the Lipper International Multi-Cap Growth Funds Classification Average during the reporting period.

The Fund seeks to provide portfolio diversification potential and exposure to the performance of international companies through a portfolio of both growth and value non-U.S. equity securities. The Fund invests at least 80% of the sum of its net assets in non-U.S. equity securities and primarily invests in developed countries, but it may invest up to 15% of its net assets in equity securities of companies located in emerging market countries.

The portfolio managers build portfolios with the assistance of quantitative tools, seeking to maximize upside potential while maintaining the risk profile of the strategy. Macro-economic and asset class views are taken into consideration. Security level risks are monitored by sector-focused analysts and portfolio managers will typically sell a security when its risk/return profile becomes unattractive on a relative basis. Through daily meetings, quantitative tools and ongoing communication between the CIO, portfolio managers and analysts, Symphony assesses changing economic expectations and market risks and adjusts the risk profile of the portfolio.

During the reporting period, positions in Japan, U.K. and Ireland contributed positively to relative performance. Currency effects also contributed to performance relative to the MCSI EAFE Index. The basic materials, consumer defensive, industrials and information technology sectors contributed to performance versus the benchmark. Also, our underweight to energy and utilities benefited performance.

Consumer defensive sector holding KAO Corporation contributed to the Fund’s performance. The Japanese based personal care products company was one of the top contributors to the Fund’s return. The stock traded-up after posting solid results, mainly due to operating margins beginning to benefit from lower crude oil-based resin prices. We remain constructive on the position as the company is expected to continue to grow volumes organically, improve margins based on cost reduction and lower raw material costs and return cash to shareholders. Shares of ICON PLC also contributed positively to the Fund’s performance. The company is a global provider of outsourced development services to the pharmaceutical, biotechnology and medical device industries. Lastly, Hannover Rueckversicherung AG also contributed to performance. Shares of the German based re-insurer surged after the company reported record 2014 earnings and raised its dividend during the reporting period.

Our underweight and security selection in the financial services and real estate sectors detracted from performance. The shares of X5 Retail Group NV in the consumer staples sector hurt performance. The company is a leading Russian food retailer. Russia’s ban on many food imports in retaliation to Western sanctions added to the company challenges. Shares of the Russian retailer sold off in January and February, but have since rebounded. Also detracting were positions in the financial sector holding Banco do Brasil S.A. The bank is the largest Brazilian and Latin American bank by assets. The stock traded down during the reporting period on the strength of the dollar and weakness in the emerging markets, specifically the deteriorating economic and credit conditions in Brazil. Lastly, Bombardier Inc. detracted from performance. Shares of the Canadian maker of planes and high speed trains have dropped, while rivals such as Boeing Co. and Airbus Group NV rallied. Delays and cost overruns on the new C Series jetliner dragged Bombardier to its first annual loss in almost a decade.

Nuveen Symphony Large-Cap Growth Fund

The Fund’s Class A Shares at NAV underperformed both the Russell 1000® Growth Index and the Lipper Multi-Cap Growth Funds Classification Average during the reporting period.

The Fund seeks to offer long-term capital appreciation potential by investing in a portfolio of large-capitalization growth stocks. The Fund invests at least 80% of the sum of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Growth Index.

6	Nuveen Investments

The goal of the actively-managed portfolio construction process is to build a well-diversified portfolio that reflects the Russell 1000® Growth Index in terms of its risk characteristics and that simultaneously seeks to generate a return in excess of that benchmark. Seeking to provide consistent long-term outperformance, the Nuveen Symphony Large-Cap Growth Fund utilizes a multi-faceted process to invest in high quality companies with strong growth potential and attractive valuations.

The portfolio invests in high quality companies with strong growth potential and attractive valuations, seeking to maximize upside potential while maintaining a style-pure risk profile. Security level risks are monitored by sector-focused analysts and portfolio managers will typically sell a security when its risk/return profile becomes unattractive on a relative basis. Through daily meetings, quantitative tools and ongoing communication between the CIO, portfolio managers and analysts, Symphony assesses changing economic expectations and market risks and adjusts the risk profile of the portfolio.

During the reporting period the consumer cyclical and consumer defensive sectors contributed positively to relative performance. In particular, our position in O’Reilly Automotive Inc. was one of the top contributors. The automotive retailer continues to produce consistent results, solid earnings, sales and comps. We continue to remain favorable on the “do it yourself” auto space sector, especially with the decline in gas prices. In addition, Walgreens Boots Alliance Inc. positively impacted performance. Walgreens received shareholder approval and completed their merger with Alliance Boots during the reporting period. The newly formed company will be the largest purchaser of prescription drugs in the world, giving it more leverage in negotiations with suppliers to lower the costs of drugs. The new entity is expected to generate cost savings, create revenue synergies and improve fundamentals. Lastly, Apple Inc. contributed to performance. Shares continued to rise during the reporting period. The company reported better than expected earnings as iPhone sales continue to be robust and the firm expanded its gross margins.

The basic materials, information technology, industrials, energy and health care sectors negatively impacted the Fund’s relative performance during the reporting period. Performance was negatively impacted by a position in Google Inc. Also detracting was a position in LyondellBasell Industries NV. The company’s revenues are largely driven by ethylene, which is directly linked to Brent oil pricing. As oil prices declined during the reporting period, topline growth is expected to drop in conjunction with oil prices. We like the firm’s position on a relative basis and continue to hold the name, although at a much lower weight. Lastly, performance was negatively impacted by a position in SanDisk Corporation. While there is strong secular demand for the company’s products, management has poorly executed in various manners, driving the stock lower. We have subsequently sold the position after the company negatively pre-announced its most recent earnings.

Nuveen Symphony Low Volatility Equity Fund

The Fund’s Class A Shares at NAV outperformed both the Russell 1000® Index and the Lipper Large-Cap Core Funds Classification Average during the reporting period. Volatility of the portfolio, as measured by standard deviation of monthly returns, was slightly lower than the index during the reporting period.

The Fund seeks to produce long-term returns superior to the market with lower absolute volatility than the broad equity market. The Fund invests at least 80% of the sum of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with varying market capitalizations.

The Fund is constructed of primarily large-capitalization stocks and targets 10% less volatility than the Russell 1000® Index. The Fund invests in high and low beta stocks across cyclical and defensive sectors, in contrast to other low volatility strategies that focus primarily on defensive sectors and stocks. Security level risks are monitored by sector-focused analysts, and portfolio managers will typically sell a security when its risk/return profile becomes unattractive on a relative basis. Through daily meetings, quantitative tools and ongoing communication between the CIO, portfolio managers and analysts, Symphony assesses changing economic expectations and market risks and adjusts the risk profile of the portfolio.

Overall, all sectors contributed positively to relative performance versus the Russell 1000® Index with the exception of overweights in the basic materials and industrial sectors. In particular, our position in Avago Technologies Limited contributed as shares rose during the reporting period. The company is a designer, developer and supplier of analog, digital, mixed signal and optoelectronics components and subsystems.

Nuveen Investments	7

Portfolio Managers’ Comments (continued)

Also contributing to performance were shares of O’Reilly Automotive. The automotive retailer continues to produce consistent results, solid earnings, sales and comps. We continue to remain favorable on the “do it yourself” auto space sector, especially with the decline in gas prices.

In addition, an overweight in AmerisourceBergen Corporation, a leading pharmaceutical services firm, contributed as shares rose during the reporting period. The company reported strong fourth quarter results, raised forward guidance and announced the acquisition of MWI Veterinary Supply, which is expected to be accretive and support the firm’s growth expectations.

The Fund’s holdings in the basic materials and industrial sectors negatively impacted performance during the reporting period. Detracting from performance was a position in LyondellBasell Industries NV. The company’s revenues are largely driven by ethylene, which is directly linked to Brent oil pricing. As oil prices declined during the reporting period, topline growth is expected to drop in conjunction with oil prices. We like the firm’s position on a relative basis and continue to hold the name, although at a much lower weight.

Also detracting from performance were shares of Teekay Shipping Corporation, the largest operator of medium-sized tankers and offshore shuttle tankers (ships designed for oil transport from off-shore oil sources) by number of ships. The company ships crude oil, petroleum products and liquefied natural gas (LNG). As oil prices declined during the reporting period, energy sector stocks sold off. Along the same lines, Methanex Corporation sold off. It is a Canadian company that supplies, distributes and markets methanol worldwide. Shares of the company sold off during the reporting period due to the decline in oil pricing which are closely correlated with methanol prices.

Nuveen Symphony Mid-Cap Core Fund

The Fund’s Class A Shares at NAV, outperformed the Lipper Mid-Cap Core Funds Classification Average, but slightly underperformed the Russell Midcap® Index during the reporting period.

The Fund seeks to offer long-term capital appreciation potential by investing in a portfolio of diversified, mid-cap stocks with sustainable earnings growth over the long term. The Fund invests at least 80% of the sum of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell Midcap® Index.

The goal of the actively-managed portfolio construction process is to build a well-diversified portfolio that reflects the Russell Midcap® Index in terms of its risk characteristics and that simultaneously seeks to generate a return in excess of that benchmark. The Fund consists of mid-capitalization core equities that are selected using a multi-faceted investment process that incorporates fundamental research, a comprehensive market outlook and proactive risk management.

The portfolio invests in high quality companies with growth potential and attractive valuations, seeking to maximize upside potential while maintaining a consistent risk profile. Security level risks are monitored by sector-focused analysts and portfolio managers will typically sell a security when its risk/return profile becomes unattractive on a relative basis. Through daily meetings, quantitative tools and ongoing communication between the CIO, portfolio managers and analysts, Symphony assesses changing economic expectations and market risks and adjusts the risk profile of the portfolio.

During the reporting period, the Fund’s holdings in the industrials, consumer cyclical and consumer defensive sectors contributed positively to relative performance. In particular, holdings of Avago Technologies Limited contributed as shares rose during the reporting period. The company is a designer, developer and supplier of analog, digital, mixed signal and optoelectronics components and subsystems. Performance was also positively impacted by positions in O’Reilly Automotive. The automotive retailer continues to produce consistent results, solid earnings, sales and comps. We continue to remain favorable on the “do it yourself” auto space sector, especially with the decline in gas prices. Lithia Motors Inc. also contributed. Lithia Motors Inc. is an automotive dealership network headquartered in Medford, Oregon, primarily serving the western U.S. and is recognized as the seventh largest automotive retailer in the U.S.

8	Nuveen Investments

The basic materials, health care, real estate and technology sectors negatively impacted the Fund’s relative performance during the reporting period. Within the consumer discretionary sector, shares of Tyson Foods, Inc. hurt performance. Also detracting from relative performance was SM Energy Company, an oil and gas exploration and production company, with assets primarily in Texas and North Dakota. The shares declined during the fourth quarter of 2014 due to the broad-based negative sentiment surrounding the energy sector. Lastly, an overweight to our holdings in MedAssets Inc. hurt performance. MedAssets, Inc. is a health care performance improvement company. It provides products and services to 4,400 hospitals and 122,000 non-acute health care providers. While the MedAssets bested Wall Street’s fourth quarter revenue estimate, shares of the company declined after management offered weak guidance for its 2015 fiscal year.

Nuveen Symphony Small Cap Core Fund

The Fund’s Class A Shares at NAV underperformed the Russell 2000® Index and the Lipper Small Cap-Core Funds Classification Average and during the reporting period.

The Fund seeks to offer long-term capital appreciation potential. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization companies. Small-capitalization companies are defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell 2000® Index immediately after its most recent reconstitution.

The goal of the actively-managed portfolio construction process is to build a well-diversified portfolio that reflects the Russell 2000® Index in terms of its risk characteristics and that simultaneously seeks to generate a return in excess of that benchmark.

The Fund consists of small-capitalization equities that are selected using a multi-faceted security selection process that incorporates fundamental research, a comprehensive market outlook and proactive risk management.

Alpha generation is driven by selecting companies within the following three investable themes:

•	Corporate events;

•	Hidden assets; and

•	Misunderstood value.

The portfolio invests in high quality companies with growth potential and attractive valuations, seeking to maximize upside potential while maintaining a consistent risk profile. Security level risks are monitored by sector-focused analysts, and portfolio managers will typically sell a security when its risk/return profile becomes unattractive on a relative basis. Through daily meetings, quantitative tools and ongoing communication between the CIO, portfolio managers and analysts, Symphony assesses changing economic expectations and market risks and adjusts the risk profile of the portfolio.

During the reporting period, the Fund benefited from an underweight in energy and consumer defensive holdings. Contributing to relative performance was Trex Company Inc., the world’s largest manufacturer of high performance wood-alternative decking, which benefited from positive housing trends during the reporting period. Also contributing to performance were positions in Manhattan Associates Inc. Shares were up during the reporting period as the software company benefited from the e-commerce shifts towards multi-channel fulfillment. Lastly, Pantry Inc. contributed to performance. The company is a publicly traded convenience store chain based in North Carolina that operates Kangaroo Express stores.

The Fund’s holdings in the communication services, consumer cyclical, financial services, health care and industrials sectors negatively impacted performance. Holdings in Westlake Chemical Corporation detracted from performance. The shares sold off during the fourth quarter as investors were concerned that the declining oil prices would result in lower global ethylene prices and pressure company margins. Also detracting from performance were shares of Teekay Shipping Corporation, the largest operator of medium-sized tankers and offshore shuttle tankers (ships designed for oil transport from off-shore oil sources) by number of ships. The company ships crude oil, petroleum products and liquefied natural gas (LNG). As oil prices declined during the reporting period, energy sector stocks sold off. Along the same lines, shares of the Canadian supplier and distributor of methanol worldwide, Methanex Corporation, sold off during the reporting period due to the decline in oil pricing which are closely correlated with methanol prices.

Nuveen Investments	9

Risk Considerations

Nuveen Symphony International Equity Fund

Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as smaller company risk, are described in detail in the Fund’s prospectus.

Nuveen Symphony Large-Cap Growth Fund

Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. These and other risk considerations, such as investment focus (growth style) risk, are described in detail in the Fund’s prospectus.

Nuveen Symphony Low Volatility Equity Fund

Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s stated investment objectives will be achieved. Equity investments, such as those held by the Fund, may decline significantly in price over short or extended periods of time. Therefore, even if the Fund is able to maintain a portfolio with lower volatility than the broad equity market, the Fund’s returns and the value of the Fund’s shares will be volatile.

Nuveen Symphony Mid-Cap Core Fund

Mutual fund investing involves risk; principal loss is possible. Equity investments, such as those held by the Fund, are subject to market risk or the risk of decline. Medium-sized or mid-cap company stocks are typically subject to greater volatility.

Nuveen Symphony Small Cap Core Fund

Mutual fund investing involves risk; principal loss is possible. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations, such as currency and non-U.S./emerging markets risks, are described in detail in the Fund’s prospectus.

10	Nuveen Investments

Fund Performance

and Expense Ratios

The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect an agreement by the investment adviser to waive certain fees and/or reimburse expenses during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.

Nuveen Investments	11

Fund Performance and Expense Ratios (continued)

Nuveen Symphony International Equity Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of March 31, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class A Shares at NAV	2.59%	1.34%	7.06%	0.33%
Class A Shares at maximum Offering Price	(3.30)%	(4.51)%	5.80%	(0.53)%
MSCI EAFE® Index	1.13%	(0.92)%	6.16%	0.67%
Lipper International Multi-Cap Growth Funds Classification Average	2.40%	(0.17)%	6.07%	0.66%

Class C Shares	2.19%	0.56%	6.25%	(0.42)%
Class R3 Shares	2.48%	1.13%	N/A	7.26%
Class I Shares	2.69%	1.61%	7.32%	0.58%

Since inception returns for Class A, C and I Shares, and for the comparative index and Lipper category average, are from 5/30/08. Since inception returns for Class R3 Shares are from 10/05/10. Index and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios	2.22%	3.12%	2.62%	2.01%
Net Expense Ratios	1.36%	2.11%	1.61%	1.11%

The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.13% (1.38% after September 30, 2016) of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2016, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

12	Nuveen Investments

Nuveen Symphony Large-Cap Growth Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of March 31, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class A Shares at NAV	6.88%	14.13%	15.39%	9.11%
Class A Shares at maximum Offering Price	0.72%	7.55%	14.03%	8.33%
Russell 1000® Growth Index	8.81%	16.09%	15.63%	8.87%
Lipper Multi-Cap Growth Funds Classification Average	8.85%	12.93%	14.38%	7.86%

Class C Shares	6.48%	13.28%	14.54%	8.30%
Class R3 Shares	6.74%	13.84%	15.10%	16.35%
Class I Shares	7.01%	14.39%	15.66%	9.37%

Since inception returns for Class A, C and I Shares, and for the comparative index and Lipper classification average, are from 12/05/06. Since inception returns for Class R3 Shares are from 9/29/09. Index and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Expense Ratios	1.16%	1.91%	1.41%	0.91%

Nuveen Investments	13

Fund Performance and Expense Ratios (continued)

Nuveen Symphony Low Volatility Equity Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of March 31, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class A Shares at NAV	8.17%	14.85%	14.68%	7.61%
Class A Shares at maximum Offering Price	1.94%	8.24%	13.33%	6.76%
Russell 1000® Index	6.55%	12.73%	14.73%	6.73%
S&P 500® Index	5.93%	12.73%	14.47%	6.42%
Lipper Large-Cap Core Funds Classification Average	5.26%	10.55%	12.97%	5.62%

Class C Shares	7.72%	13.95%	13.81%	6.80%
Class I Shares	8.28%	15.11%	14.96%	7.87%

Since inception returns are from 9/28/07. Index and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class I
Gross Expense Ratios	1.26%	2.00%	0.95%
Net Expense Ratios	1.06%	1.81%	0.80%

The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.80% (1.45% after September 30, 2016) of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

14	Nuveen Investments

Nuveen Symphony Mid-Cap Core Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of March 31, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class A Shares at NAV	9.97%	13.01%	14.18%	8.48%
Class A Shares at maximum Offering Price	3.64%	6.51%	12.83%	7.76%
Russell Midcap® Index	10.13%	13.68%	16.16%	9.32%
Lipper Mid-Cap Core Funds Classification Average	9.31%	9.65%	13.74%	7.95%

Class C Shares	9.54%	12.17%	13.32%	7.67%
Class R3 Shares	9.83%	12.74%	13.90%	17.45%
Class I Shares	10.10%	13.29%	14.47%	8.75%

Since inception returns for Class A, C and I Shares, and for the comparative index and Lipper category average, are from 5/31/06. Since inception returns for Class R3 Shares are from 5/05/09. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios	1.60%	2.35%	1.86%	1.35%
Net Expense Ratios	1.39%	2.14%	1.64%	1.14%

The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.15% (1.40% after September 30, 2016) of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

Nuveen Investments	15

Fund Performance and Expense Ratios (continued)

Nuveen Symphony Small Cap Core Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Cumulative Total Returns as of March 31, 2015

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class A Shares at NAV	8.09%	3.54%	6.25%
Class A Shares at maximum Offering Price	1.87%	(2.41)%	1.55%
Russell 2000® Index	14.46%	8.21%	10.47%
Lipper Small Cap-Core Funds Classification Average	11.18%	6.33%	8.83%

Class C Shares	7.68%	2.78%	5.46%
Class I Shares	8.25%	3.85%	6.54%

Since inception returns are from 12/10/13. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class I
Gross Expense Ratios	4.83%	5.58%	4.58%
Net Expense Ratios	1.37%	2.12%	1.12%

The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.15% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

16	Nuveen Investments

Holding

Summaries as of March 31, 2015

This data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Nuveen Symphony International Equity Fund

Fund Allocation

(% of net assets)

Common Stocks	99.3%
Other Assets Less Liabilities	0.7%
Net Assets	100%

Top 5 Common Stocks Holdings

(% of net assets)

Toyota Motor Corporation	2.6%
Mitsubishi UFJ Financial Group Inc.	1.7%
Allianz AG ORD Shares	1.6%
China Communications Construction Company Limited	1.4%
Sumitomo Mitsui Financial Group, Inc.	1.4%

Portfolio Composition

(% of net assets)

Banks	10.4%
Chemicals	9.4%
Automobiles	5.8%
Insurance	5.4%
Electronic Equipment, Instruments & Components	5.1%
Media	4.3%
Machinery	3.7%
Diversified Telecommunication Services	3.5%
Food & Staples Retailing	3.4%
Hotels, Restaurants & Leisure	3.4%
Paper & Forest Products	3.2%
Electric Utilities	3.1%
Household Durables	3.0%
Metals & Mining	2.8%
Pharmaceuticals	2.7%
Textiles, Apparel & Luxury Goods	2.2%
Containers & Packaging	2.2%
Professional Services	2.0%
Marine	2.0%
Oil, Gas & Consumable Fuels	1.8%
Other	19.9%
Other Assets Less Liabilities	0.7%
Net Assets	100%

Country Allocation

(% of net assets)

Japan	23.6%
United Kingdom	12.0%
France	7.9%
Germany	6.9%
Belgium	4.5%
Switzerland	4.3%
Canada	4.3%
Hong Kong	3.4%
China	3.4%
Spain	2.6%
Finland	2.4%
United States	2.3%
Sweden	2.2%
Other	19.5%
Other Assets Less Liabilities	0.7%
Net Assets	100%

Nuveen Investments	17

Holding Summaries as of March 31, 2015 (continued)

Nuveen Symphony Large-Cap Growth Fund

Fund Allocation

(% of net assets)

Common Stocks	98.6%
Repurchase Agreements	1.3%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Portfolio Composition

(% of net assets)

Internet Software & Services	7.7%
Technology, Hardware, Storage & Peripherals	7.4%
Software	6.0%
Specialty Retail	5.6%
Pharmaceuticals	5.3%
Biotechnology	5.1%
Media	4.7%
Aerospace & Defense	4.2%
Food & Staples Retailing	3.8%
IT Services	3.6%
Hotels, Restaurants & Leisure	3.4%
Beverages	3.3%
Chemicals	3.2%
Oil, Gas & Consumable Fuels	2.8%
Semiconductors & Semiconductor Equipment	2.7%
Health Care Providers & Services	2.6%
Internet & Catalog Retail	2.0%
Road & Rail	2.0%
Capital Markets	1.8%
Food Products	1.7%
Other	19.7%
Repurchase Agreements	1.3%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Top 5 Common Stocks Holdings

(% of net assets)

Apple, Inc.	6.9%
Google Inc., Class A	3.6%
Home Depot, Inc.	2.4%
Oracle Corporation	2.3%
Walt Disney Company	2.2%

18	Nuveen Investments

Nuveen Symphony Low Volatility Equity Fund

Fund Allocation

(% of net assets)

Common Stocks	97.5%
Exchange-Traded Funds	1.3%
Repurchase Agreements	1.8%
Other Assets Less Liabilities	(0.6)%
Net Assets	100%

Portfolio Composition

(% of net assets)

Pharmaceuticals	9.0%
Banks	5.7%
Aerospace & Defense	5.4%
Specialty Retail	5.1%
Technology, Hardware, Storage & Peripherals	3.8%
Food & Staples Retailing	3.7%
Health Care Providers & Services	3.7%
IT Services	3.6%
Internet Software & Services	3.6%
Media	3.5%
Real Estate Investment Trust	3.4%
Semiconductors & Semiconductor Equipment	3.3%
Oil, Gas & Consumable Fuels	3.3%
Food Products	3.0%
Software	2.9%
Health Care Equipment & Supplies	2.6%
Electric Utilities	2.6%
Capital Markets	2.5%
Insurance	2.5%
Multi-Utilities	2.4%
Biotechnology	2.3%
Other	19.6%
Exchange-Traded Funds	1.3%
Repurchase Agreements	1.8%
Other Assets Less Liabilities	(0.6)%
Net Assets	100%

Top 5 Common Stocks Holdings

(% of net assets)

Apple, Inc.	3.1%
Pfizer Inc.	2.6%
Wells Fargo & Company	2.1%
Google Inc., Class A	2.1%
Actavis PLC	2.0%

Nuveen Investments	19

Holding Summaries as of March 31, 2015 (continued)

Nuveen Symphony Mid-Cap Core Fund

Fund Allocation

(% of net assets)

Common Stocks	99.6%
Exchange-Traded Funds	0.5%
Other Assets Less Liabilities	(0.1)%
Net Assets	100%

Portfolio Composition

(% of net assets)

Specialty Retail	9.5%
Real Estate Investment Trust	6.8%
Insurance	5.3%
Capital Markets	4.5%
Hotels, Restaurants & Leisure	4.4%
Health Care Providers & Services	4.3%
Semiconductors & Semiconductor Equipment	3.8%
Machinery	3.6%
IT Services	2.9%
Electric Utilities	2.9%
Pharmaceuticals	2.8%
Airlines	2.8%
Internet Software & Services	2.7%
Multi-Utilities	2.6%
Banks	2.4%
Industrial Conglomerates	2.4%
Food Products	2.2%
Metals & Mining	2.2%
Oil, Gas & Consumable Fuels	2.0%
Aerospace & Defense	2.0%
Health Care Equipment & Supplies	1.9%
Chemicals	1.9%
Road & Rail	1.9%
Food & Staples Retailing	1.8%
Software	1.7%
Other	18.3%
Exchange-Traded Funds	0.5%
Other Assets Less Liabilities	(0.1)%
Net Assets	100%

Top 5 Common Stock Holdings

(% of net assets)

Avago Technologies Limited	2.3%
AmerisourceBergen Corporation	2.0%
Brinker International Inc.	2.0%
Rite Aid Corporation	1.8%
DTE Energy Company	1.8%

20	Nuveen Investments

Nuveen Symphony Small Cap Core Fund

Fund Allocation

(% of net assets)

Common Stocks	96.3%
Exchange-Traded Funds	1.3%
Other Assets Less Liabilities	2.4%
Net Assets	100%

Portfolio Composition

(% of net assets)

Real Estate Investment Trust	7.8%
Hotels, Restaurants & Leisure	6.8%
Banks	6.6%
Machinery	5.6%
IT Services	5.1%
Health Care Providers & Services	4.8%
Insurance	4.5%
Health Care Equipment & Supplies	3.8%
Semiconductors & Semiconductor Equipment	3.8%
Software	3.4%
Oil, Gas & Consumable Fuels	3.1%
Electronic Equipment, Instruments & Components	2.9%
Capital Markets	2.7%
Specialty Retail	2.7%
Trading Companies & Distributors	2.7%
Thrifts & Mortgage Finance	2.6%
Chemicals	2.4%
Media	2.1%
Food & Staples Retailing	2.0%
Electric Utilities	1.9%
Other	19.0%
Exchange-Traded Funds	1.3%
Other Assets Less Liabilities	2.4%
Net Assets	100%

Top 5 Common Stocks Holdings

(% of net assets)

Watsco Inc.	1.6%
Marriott Vacations World	1.6%
Pacwest Bancorp.	1.5%
G&K Services, Inc.	1.4%
Barnes Group Inc.	1.4%

Nuveen Investments	21

Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended March 31, 2015.

The beginning of the period is October 1, 2014.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Symphony International Equity Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,025.90	$1,021.90	$1,024.80	$1,026.90
Expenses Incurred During the Period	$6.77	$10.54	$8.03	$5.51
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,018.25	$1,014.51	$1,017.00	$1,019.50
Expenses Incurred During the Period	$6.74	$10.50	$8.00	$5.49

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.34%, 2.09%, 1.59% and 1.09% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

22	Nuveen Investments

Nuveen Symphony Large-Cap Growth Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,068.80	$1,064.80	$1,067.40	$1,070.10
Expenses Incurred During the Period	$5.83	$9.68	$7.11	$4.54
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.30	$1,015.56	$1,018.05	$1,020.54
Expenses Incurred During the Period	$5.69	$9.45	$6.94	$4.43

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.13%, 1.88%, 1.38% and 0.88% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Nuveen Symphony Low Volatility Equity Fund

	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,081.70	$1,077.20	$1,082.80
Expenses Incurred During the Period	$5.45	$9.32	$4.15
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.70	$1,015.96	$1,020.94
Expenses Incurred During the Period	$5.29	$9.05	$4.03

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.05%, 1.80% and 0.80% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Nuveen Symphony Mid-Cap Core Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,099.70	$1,095.40	$1,098.30	$1,101.00
Expenses Incurred During the Period	$7.28	$11.18	$8.58	$5.97
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,018.00	$1,014.26	$1,016.75	$1,019.25
Expenses Incurred During the Period	$6.99	$10.75	$8.25	$5.74

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.39%, 2.14%, 1.64% and 1.14% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Nuveen Investments	23

Expense Examples (continued)

Nuveen Symphony Small Cap Core Fund

	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,080.90	$1,076.80	$1,082.50
Expenses Incurred During the Period	$7.06	$10.93	$5.76
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,018.15	$1,014.41	$1,019.40
Expenses Incurred During the Period	$6.84	$10.60	$5.59

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.36%, 2.11% and 1.11% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

24	Nuveen Investments

Nuveen Symphony International Equity Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.3%

	COMMON STOCKS – 99.3%

	Aerospace & Defense – 1.3%

3,332	Safran SA, (2)	$232,812

	Auto Components – 1.0%

2,972	Linamar Corporation	183,241

	Automobiles – 5.8%

4,300	Fuji Heavy Industries Limited, (2)	142,744

9,458	Peugeot SA, (2), (3)	158,096

2,213	Renault SA, (2)	201,007

2,382	Tata Motors Limited, Sponsored ADR	107,333

6,804	Toyota Motor Corporation, (2)	474,945
	Total Automobiles	1,084,125

	Banks – 10.4%

15,259	Banco Bradesco S.A., ADR	141,605

15,081	Banco do Brasil S.A., Sponsored ADR, (2)	107,905

8,296	Banco Itau Holdings Financeira, S.A, Sponsored ADR	91,754

4,357	Banco Marco SA, ADR	249,220

54,315	Bank Leumi le-Israel B.M, (2), (3)	201,414

3,644	KBC Group NV, (2)	225,208

52,000	Mitsubishi UFJ Financial Group Inc., (2)	322,057

38,500	Resona Holdings, Inc., (2)	191,066

7,969	Standard Chartered PLC, (2)	129,072

6,900	Sumitomo Mitsui Financial Group, Inc., (2)	264,302
	Total Banks	1,923,603

	Building Products – 1.1%

30,000	Asahi Glass Company Limited, (2)	196,500

	Chemicals – 9.4%

21,000	Asahi Kasei Corporation, (2)	200,542

18,000	Daicel Corporation, (2)	214,551

10,600	JSR Corporation, (2)	183,562

6,681	K+S AG, (2)	217,681

3,232	Nitto Denko Corporation, (2)	215,813

29,000	Tosoh Corporation, (2)	146,072

4,408	Umicore, (2)	184,101

1,618	Wacker Chemie AG, (2)	186,764

3,988	Yara International ASA, (2)	202,482
	Total Chemicals	1,751,568

Nuveen Investments	25

Nuveen Symphony International Equity Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 1.7%

4,287	Aggreko PLC, (2)	$96,974

15,176	Securitas AB, Class B Shares, (2)	217,873
	Total Commercial Services & Supplies	314,847

	Construction & Engineering – 1.4%

188,000	China Communications Construction Company Limited, (2)	264,416

	Containers & Packaging – 2.2%

11,988	BillerudKorsnas AB, (2)	193,085

7,620	Smurfit Kappa Group PLC, (2)	214,744
	Total Containers & Packaging	407,829

	Diversified Financial Services – 0.3%

1,440	Bolsas y Mercados Espanoles, (2), (3)	64,128

	Diversified Telecommunication Services – 3.5%

39,078	BT Group PLC, (2)	253,923

5,839	Chunghwa Telecom Co., Ltd, Sponsored ADR	187,257

41,803	Telstra Corporation Limited, (2)	200,673
	Total Diversified Telecommunication Services	641,853

	Electric Utilities – 3.1%

269,500	HK Electric Investments Limited, (2)	185,748

34,621	Iberdrola SA, (2)	223,255

8,336	Korea Electric Power Corporation, Sponsored ADR	170,888
	Total Electric Utilities	579,891

	Electrical Equipment – 1.1%

18,000	Mitsubishi Electric Corporation, (2)	213,687

	Electronic Equipment, Instruments & Components – 5.1%

15,386	Flextronics International Limited, (3)	195,018

5,700	Hoya Corporation, (2)	228,196

400	Keyence Corporation, (2)	218,279

12,597	LG Display Company Limited, ADR	180,263

1,800	TDK Corporation, (2)	127,453
	Total Electronic Equipment, Instruments & Components	949,209

	Food & Staples Retailing – 3.4%

4,052	Colruyt SA, (2)	176,354

2,693	Delhaize Group, (2)	241,939

6,143	Koninklijke Ahold NV, (2)	121,053

3,423	Metro Inc.	92,754
	Total Food & Staples Retailing	632,100

	Food Products – 0.9%

2,162	Nestle SA, (2)	162,804

26	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 3.4%

4,793	Carnival Corporation, (2)	$234,380

30,546	Merlin Entertainment PLC, (2)	199,981

10,937	TUI AG, (2)	191,880
	Total Hotels, Restaurants & Leisure	626,241

	Household Durables – 3.0%

6,071	Bellway PLC, (2)	177,950

4,728	Berkeley Group Holdings, (2)	184,750

86,503	Taylor Wimpey PLC, (2)	198,297
	Total Household Durables	560,997

	Independent Power & Renewable Electricity Producers – 0.8%

128,000	Huaneng Power International Inc., (2)	151,692

	Insurance – 5.4%

1,724	Allianz AG ORD Shares, (2)	299,315

2,280	Hannover Rueckversicherung AG, (2)	235,603

2,464	Intact Financial Corporation	185,634

5,326	SCOR SE, (2)	179,634

378	Swiss Life Holding AG, (2)	93,384
	Total Insurance	993,570

	Internet & Catalog Retail – 1.2%

7,279	Vipshop Holdings Limited, (3)	214,294

	IT Services – 1.1%

2,544	Cap Gemini Group, (2)	208,714

	Life Sciences Tools & Services – 1.0%

2,697	ICON PLC, (3)	190,219

	Machinery – 3.7%

47,000	Kawasaki Heavy Industries Limited, (2)	237,116

9,000	Minebea Company Limited, (2)	141,556

761	Schindler Holding AG, (2)	126,297

29,000	Sumitomo Heavy Industries, Limited, (2)	189,785
	Total Machinery	694,754

	Marine – 2.0%

85	A.P. Moeller-Maersk A/S, Class A Shares, (2)	172,605

31,500	Orient Overseas International Limited, (2)	191,468
	Total Marine	364,073

	Media – 4.3%

9,925	Pearson PLC, (2)	213,622

2,506	Publicis Groupe, (2)	193,354

Nuveen Investments	27

Nuveen Symphony International Equity Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Media (continued)

3,298	Telenet Group Holding NV, (2), (3)	$181,474

8,820	WPP Group PLC, (2)	200,308
	Total Media	788,758

	Metals & Mining – 2.8%

11,906	Acerinox, S.A, (2), (3)	200,263

75,169	Evraz PLC, (2), (3)	208,680

5,817	MMC Norilsk Nickel OJSC, ADR, (2)	103,252
	Total Metals & Mining	512,195

	Oil, Gas & Consumable Fuels – 1.8%

30,941	Santos Limited, (2)	167,372

4,151	Vermilion Energy, Inc.	174,522
	Total Oil, Gas & Consumable Fuels	341,894

	Paper & Forest Products – 3.2%

19,637	Stora Enso Oyj, Class R Shares, (2)	201,908

12,125	UPM-Kymmene Corporation, (2)	235,552

3,227	West Fraser Timber Company Limited	165,102
	Total Paper & Forest Products	602,562

	Personal Products – 1.4%

5,200	KAO Corporation, (2)	259,657

	Pharmaceuticals – 2.7%

1,397	Merck KGaA, (2)	156,349

1,498	Novartis AG, (2)	147,853

313	Roche Holdings AG, (2)	86,010

1,208	Sanofi-Synthelabo, SA, (2)	119,301
	Total Pharmaceuticals	509,513

	Professional Services – 2.0%

2,248	Adecco SA, (2)	186,861

2,632	Teleperformance, (2)	180,375
	Total Professional Services	367,236

	Real Estate Investment Trust – 1.0%

3,535	Derwent London PLC, (2)	179,147

	Real Estate Management & Development – 1.0%

54,000	Kerry Properties Limited, (2)	187,448

	Road & Rail – 1.0%

85,500	ComfortDelGro Corporation, (2)	180,116

	Semiconductors & Semiconductor Equipment – 1.1%

8,326	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR	195,494

28	Nuveen Investments

Shares	Description (1)	Value

	Technology, Hardware, Storage & Peripherals – 1.1%

5,700	Fuji Photo Film Co., Ltd., (2)	$202,786

	Textiles, Apparel & Luxury Goods – 2.2%

3,281	Luxottica Group SpA, (2)	207,804

12,240	Moncler S.p.A, (2)	205,196
	Total Textiles, Apparel & Luxury Goods	413,000

	Water Utilities – 0.4%

54,000	Guangdong Investment Limited, (2)	71,093
	Total Long-Term Investments (cost $17,165,730)	18,418,066
	Other Assets Less Liabilities – 0.7%	131,481
	Net Assets – 100%	$18,549,547

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Nuveen Investments	29

Nuveen Symphony Large-Cap Growth Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.6%

	COMMON STOCKS – 98.6%

	Aerospace & Defense – 4.2%

21,528	BE Aerospace Inc.	$1,369,611

11,685	Boeing Company	1,753,685

25,162	Honeywell International Inc.	2,624,648

6,235	Lockheed Martin Corporation	1,265,456

5,676	Raytheon Company	620,103
	Total Aerospace & Defense	7,633,503

	Air Freight & Logistics – 0.9%

9,731	FedEx Corporation	1,609,994

	Airlines – 1.4%

33,872	Southwest Airlines Co.	1,500,530

15,734	United Continental Holdings Inc., (2)	1,058,112
	Total Airlines	2,558,642

	Apparel, Accessories & Luxury Goods – 0.8%

22,960	Michael Kors Holdings Limited, (2)	1,509,620

	Beverages – 3.3%

44,182	Coca-Cola Company	1,791,580

10,965	Constellation Brands, Inc., Class A	1,274,243

29,715	PepsiCo, Inc.	2,841,348
	Total Beverages	5,907,171

	Biotechnology – 5.1%

15,411	Amgen Inc.	2,463,448

3,924	Biogen Inc., (2)	1,656,870

11,891	Celgene Corporation, (2)	1,370,794

23,682	Gilead Sciences, Inc.	2,323,915

1,419	Regeneron Pharmaceuticals, Inc., (2)	640,650

6,435	Vertex Pharmaceuticals Inc., (2)	759,137
	Total Biotechnology	9,214,814

	Capital Markets – 1.8%

11,174	Ameriprise Financial, Inc.	1,462,006

35,889	Charles Schwab Corporation	1,092,461

17,382	SEI Investments Company	766,372
	Total Capital Markets	3,320,839

	Chemicals – 3.2%

19,907	E.I. Du Pont de Nemours and Company	1,422,753

30	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

4,920	International Flavors & Fragrances Inc.	$577,608

9,986	LyondellBasell Industries NV	876,771

1,470	NewMarket Corporation	702,366

6,789	PPG Industries, Inc.	1,531,191

5,658	Praxair, Inc.	683,147
	Total Chemicals	5,793,836

	Communication Equipment – 1.4%

10,940	F5 Networks, Inc., (2)	1,257,444

19,217	QUALCOMM, Inc.	1,332,507
	Total Communication Equipment	2,589,951

	Consumer Finance – 1.0%

23,875	American Express Company	1,865,115

	Containers & Packaging – 0.7%

15,073	Packaging Corp. of America	1,178,558

	Diversified Financial Services – 0.7%

3,683	Moody’s Corporation	382,295

20,974	Voya Financial Inc.	904,189
	Total Diversified Financial Services	1,286,484

	Diversified Telecommunication Services – 1.5%

55,156	Verizon Communications Inc.	2,682,236

	Electrical Equipment – 0.6%

20,500	Ametek Inc.	1,077,070

	Energy Equipment & Services – 1.4%

12,582	Halliburton Company	552,098

24,478	Schlumberger Limited	2,042,444
	Total Energy Equipment & Services	2,594,542

	Food & Staples Retailing – 3.8%

16,078	Costco Wholesale Corporation	2,435,737

22,507	Kroger Co.	1,725,387

31,286	Walgreens Boots Alliance Inc.	2,649,298
	Total Food & Staples Retailing	6,810,422

	Food Products – 1.7%

13,601	General Mills, Inc.	769,817

7,666	Hershey Foods Corporation	773,576

6,118	Mead Johnson Nutrition Company, Class A Shares	615,043

21,688	WhiteWave Foods Company, (2)	961,646
	Total Food Products	3,120,082

Nuveen Investments	31

Nuveen Symphony Large-Cap Growth Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 0.7%

18,089	Baxter International, Inc.	$1,239,097

	Health Care Providers & Services – 2.6%

12,425	Express Scripts, Holding Company, (2)	1,078,117

14,664	HCA Holdings Inc., (2)	1,103,173

11,175	McKesson HBOC Inc.	2,527,785
	Total Health Care Providers & Services	4,709,075

	Hotels, Restaurants & Leisure – 3.4%

24,336	Brinker International Inc.	1,498,124

15,525	McDonald’s Corporation	1,512,756

12,874	Starbucks Corporation	1,219,168

20,409	Wyndham Worldwide Corporation	1,846,402
	Total Hotels, Restaurants & Leisure	6,076,450

	Household Products – 0.7%

7,935	Colgate-Palmolive Company	550,213

6,834	Kimberly-Clark Corporation	731,990
	Total Household Products	1,282,203

	Industrial Conglomerates – 1.5%

15,451	Carlisle Companies Inc.	1,431,226

15,576	Danaher Corporation	1,322,402
	Total Industrial Conglomerates	2,753,628

	Insurance – 0.5%

18,501	Arthur J. Gallagher & Co.	864,922

	Internet & Catalog Retail – 2.0%

6,587	Amazon.com, Inc., (2)	2,451,023

862	NetFlix.com Inc., (2)	359,187

679	priceline.com Incorporated, (2)	790,458
	Total Internet & Catalog Retail	3,600,668

	Internet Software & Services – 7.7%

11,263	Akamai Technologies, Inc., (2)	800,180

13,046	eBay Inc., (2)	752,493

4,879	Equinix Inc.	1,136,075

46,503	Facebook Inc., Class A Shares, (2)	3,823,244

11,609	Google Inc., Class A, (2)	6,439,512

2,373	LinkedIn Corporation, Class A Shares, (2)	592,918

7,640	Yelp Incorporated, (2)	361,754
	Total Internet Software & Services	13,906,176

	IT Services – 3.6%

17,673	Cognizant Technology Solutions Corporation, Class A, (2)	1,102,618

32	Nuveen Investments

Shares	Description (1)	Value

	IT Services (continued)

9,166	International Business Machines Corporation (IBM)	$1,471,143

27,770	MasterCard, Inc.	2,399,050

22,604	Visa Inc.	1,478,528
	Total IT Services	6,451,339

	Machinery – 1.0%

5,111	WABCO Holdings Inc.	628,040

13,200	Wabtec Corporation	1,254,132
	Total Machinery	1,882,172

	Media – 4.7%

55,266	Comcast Corporation, Class A	3,120,871

22,857	Twenty First Century Fox Inc., Class A Shares	773,481

9,282	Viacom Inc., Class B	633,961

38,147	Walt Disney Company	4,001,239
	Total Media	8,529,552

	Metals & Mining – 0.4%

8,129	Compass Minerals International, Inc.	757,704

	Multiline Retail – 0.7%

16,329	Dollar Tree Stores Inc., (2)	1,325,017

	Oil, Gas & Consumable Fuels – 2.8%

19,436	Calumet Specialty Products Partners LP	467,436

7,983	Cheniere Energy Inc., (2)	617,884

15,026	EOG Resources, Inc.	1,377,734

8,736	EQT Corporation	723,952

12,327	Noble Energy, Inc.	602,790

4,065	Pioneer Natural Resources Company	664,668

12,772	Williams Companies, Inc.	646,135
	Total Oil, Gas & Consumable Fuels	5,100,599

	Pharmaceuticals – 5.3%

27,472	AbbVie Inc.	1,608,211

12,706	Actavis PLC, (2)	3,781,560

11,888	Bristol-Myers Squibb Company	766,776

26,315	Mylan NV, (2)	1,561,795

52,879	Pfizer Inc.	1,839,660
	Total Pharmaceuticals	9,558,002

	Real Estate Investment Trust – 1.4%

46,400	Paramount Group Inc.	895,520

7,970	Simon Property Group, Inc.	1,559,251
	Total Real Estate Investment Trust	2,454,771

Nuveen Investments	33

Nuveen Symphony Large-Cap Growth Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Real Estate Management & Development – 0.8%

38,333	CBRE Group Inc., (2)	$1,483,870

	Road & Rail – 2.0%

6,700	Old Dominion Freight Line, (2)	517,910

27,832	Union Pacific Corporation	3,014,484
	Total Road & Rail	3,532,394

	Semiconductors & Semiconductor Equipment – 2.7%

18,561	Avago Technologies Limited	2,356,876

20,373	Broadcom Corporation, Class A	882,049

32,628	Intel Corporation	1,020,278

24,238	Micron Technology, Inc., (2)	657,577
	Total Semiconductors & Semiconductor Equipment	4,916,780

	Software – 6.0%

11,820	Adobe Systems Incorporated, (2)	873,971

87,517	Microsoft Corporation	3,558,004

95,303	Oracle Corporation	4,112,324

27,587	Parametric Technology Corporation, (2)	997,822

19,742	Salesforce.com, Inc., (2)	1,318,963
	Total Software	10,861,084

	Specialty Retail – 5.6%

38,435	Home Depot, Inc.	4,366,600

11,284	O’Reilly Automotive Inc., (2)	2,440,052

13,414	Restoration Hardware Holdings Incorporated, (2)	1,330,535

19,032	Ross Stores, Inc.	2,005,212
	Total Specialty Retail	10,142,399

	Technology, Hardware, Storage & Peripherals – 7.4%

100,109	Apple, Inc.	12,456,563

23,990	EMC Corporation	613,184

6,054	SanDisk Corporation	385,155
	Total Technology, Hardware, Storage & Peripherals	13,454,902

	Textiles, Apparel, & Luxury Goods – 1.1%

19,420	Nike, Inc., Class B	1,948,409

	Tobacco – 0.5%

11,925	Philip Morris International	898,309
	Total Long-Term Investments (cost $137,135,034)	178,482,401

34	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.3%

	REPURCHASE AGREEMENTS – 1.3%

$2,238	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $2,237,928, collateralized by $2,210,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $2,287,350	0.000%	4/01/15	$2,237,928
	Total Short-Term Investments (cost $2,237,928)			2,237,928
	Total Investments (cost $139,372,962) – 99.9%			180,720,329
	Other Assets Less Liabilities – 0.1%			268,501
	Net Assets – 100%			$180,988,830

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

Nuveen Investments	35

Nuveen Symphony Low Volatility Equity Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.8%

	COMMON STOCKS – 97.5%

	Aerospace & Defense – 5.4%

4,732	Boeing Company	$710,179

4,653	General Dynamics Corporation	631,552

6,799	Honeywell International Inc.	709,204

3,451	TransDigm Group Inc., (2)	754,803

6,238	United Technologies Corporation	731,094
	Total Aerospace & Defense	3,536,832

	Air Freight & Logistics – 1.0%

6,538	United Parcel Service, Inc., Class B	633,794

	Banks – 5.7%

8,048	BB&T Corporation	313,792

10,020	East West Bancorp Inc.	405,409

3,341	M&T Bank Corporation	424,307

10,921	Pacwest Bancorp.	512,086

5,488	SVB Financial Group, (2)	697,196

25,723	Wells Fargo & Company	1,399,331
	Total Banks	3,752,121

	Biotechnology – 2.3%

4,960	Amgen Inc.	792,856

755	Biogen Inc., (2)	318,791

4,384	Gilead Sciences, Inc.	430,202
	Total Biotechnology	1,541,849

	Capital Markets – 2.5%

4,764	Ameriprise Financial, Inc.	623,322

13,978	Interactive Brokers Group, Inc.	475,532

12,538	SEI Investments Company	552,800
	Total Capital Markets	1,651,654

	Chemicals – 1.3%

5,808	LyondellBasell Industries NV	509,942

1,449	PPG Industries, Inc.	326,807
	Total Chemicals	836,749

	Commercial Services & Supplies – 1.0%

12,610	Waste Management, Inc.	683,840

36	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment – 0.8%

1,856	F5 Networks, Inc., (2)	$213,329

4,455	QUALCOMM, Inc.	308,910
	Total Communications Equipment	522,239

	Consumer Finance – 1.8%

8,490	American Express Company	663,239

8,680	Discover Financial Services	489,118
	Total Consumer Finance	1,152,357

	Diversified Financial Services – 1.1%

17,452	Voya Financial Inc.	752,356

	Electric Utilities – 2.6%

7,760	Pinnacle West Capital Corporation	494,700

19,905	Portland General Electric Company	738,276

10,454	Southern Company	462,903
	Total Electric Utilities	1,695,879

	Food & Staples Retailing – 3.7%

4,423	Costco Wholesale Corporation	670,062

12,056	Kroger Co.	924,213

9,552	Walgreens Boots Alliance Inc.	808,863
	Total Food & Staples Retailing	2,403,138

	Food Products – 3.0%

2,481	Hershey Foods Corporation	250,358

5,551	JM Smucker Company	642,417

8,740	Kraft Foods Inc.	761,385

2,918	Mead Johnson Nutrition Company, Class A Shares	293,347
	Total Food Products	1,947,507

	Health Care Equipment & Supplies – 2.6%

10,911	Baxter International, Inc.	747,404

12,485	Medtronic, PLC	973,705
	Total Health Care Equipment & Supplies	1,721,109

	Health Care Providers & Services – 3.7%

8,028	AmerisourceBergen Corporation	912,543

7,948	HCA Holdings Inc., (2)	597,928

3,908	McKesson Corporation	883,990
	Total Health Care Providers & Services	2,394,461

	Hotels, Restaurants & Leisure – 1.1%

2,660	McDonald’s Corporation	259,190

5,710	Starwood Hotels & Resorts Worldwide, Inc.	476,785
	Total Hotels, Restaurants & Leisure	735,975

Nuveen Investments	37

Nuveen Symphony Low Volatility Equity Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Household Products – 2.0%

5,197	Kimberly-Clark Corporation	$556,651

9,139	Procter & Gamble Company	748,850
	Total Household Products	1,305,501

	Industrial Conglomerates – 2.0%

4,490	Carlisle Companies Inc.	415,909

10,314	Danaher Corporation	875,659
	Total Industrial Conglomerates	1,291,568

	Insurance – 2.5%

16,506	Arthur J. Gallagher & Co.	771,656

10,515	FNF Group	386,531

11,122	Hartford Financial Services Group, Inc.	465,122
	Total Insurance	1,623,309

	Internet & Catalog Retail – 0.9%

502	priceline.com Incorporated, (2)	584,403

	Internet Software & Services – 3.6%

8,537	eBay Inc., (2)	492,414

1,966	Equinix Inc.	457,783

2,493	Google Inc., Class A, (2)	1,382,867
	Total Internet Software & Services	2,333,064

	IT Services – 3.6%

8,897	MasterCard, Inc.	768,612

15,102	Total System Services Inc.	576,141

14,662	Vantiv Inc., (2)	552,757

6,808	Visa Inc.	445,311
	Total IT Services	2,342,821

	Machinery – 0.5%

4,537	Ingersoll Rand Company Limited, Class A	308,879

	Media – 3.5%

8,828	Comcast Corporation, Class A	498,517

8,323	Liberty Global PLC Class C, (2)	414,569

4,386	Madison Square Garden Inc., (2)	371,275

5,194	Viacom Inc., Class B	354,750

6,084	Walt Disney Company	638,151
	Total Media	2,277,262

	Metals & Mining – 0.7%

4,904	Compass Minerals International, Inc.	457,102

	Multiline Retail – 0.7%

5,870	Dollar Tree Stores Inc., (2)	476,321

38	Nuveen Investments

Shares	Description (1)	Value

	Multi-Utilities – 2.4%

6,789	Dominion Resources, Inc.	$481,136

5,892	Sempra Energy	642,346

9,084	Wisconsin Energy Corporation	449,658
	Total Multi-Utilities	1,573,140

	Oil, Gas & Consumable Fuels – 3.3%

2,929	Chevron Corporation	307,486

7,524	EOG Resources, Inc.	689,876

6,474	Exxon Mobil Corporation	550,290

7,323	NuStar Group Holdings LLC	259,234

4,069	SemGroup Corporation, A Shares	330,972
	Total Oil, Gas & Consumable Fuels	2,137,858

	Pharmaceuticals – 9.0%

8,921	AbbVie Inc.	522,235

4,439	Actavis PLC, (2)	1,321,135

5,682	Johnson & Johnson	571,609

13,678	Merck & Company Inc.	786,211

49,632	Pfizer Inc.	1,726,697

5,964	Teva Pharmaceutical Industries Limited, Sponsored ADR	371,557

3,080	Valeant Pharmaceuticals International	611,750
	Total Pharmaceuticals	5,911,194

	Real Estate Investment Trust – 3.4%

2,300	Essex Property Trust Inc.	528,770

7,638	Extra Space Storage Inc.	516,100

2,864	Simon Property Group, Inc.	560,313

9,168	Sun Communities Inc.	611,689
	Total Real Estate Investment Trust	2,216,872

	Real Estate Management & Development – 1.2%

21,168	CBRE Group Inc., (2)	819,413

	Road & Rail – 2.2%

6,124	Norfolk Southern Corporation	630,282

7,652	Union Pacific Corporation	828,788
	Total Road & Rail	1,459,070

	Semiconductors & Semiconductor Equipment – 3.3%

7,979	Avago Technologies Limited	1,013,173

26,848	Intel Corporation	839,537

6,697	Linear Technology Corporation	313,420
	Total Semiconductors & Semiconductor Equipment	2,166,130

Nuveen Investments	39

Nuveen Symphony Low Volatility Equity Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)			Value

	Software – 2.9%

25,634	Microsoft Corporation			$1,042,150

20,279	Oracle Corporation			875,039
	Total Software			1,917,189

	Specialty Retail – 5.1%

880	AutoZone, Inc., (2)			600,301

9,598	Home Depot, Inc.			1,090,429

3,807	O’Reilly Automotive Inc., (2)			823,226

11,926	TJX Companies, Inc.			835,416
	Total Specialty Retail			3,349,372

	Technology, Hardware, Storage & Peripherals – 3.8%

16,463	Apple, Inc.			2,048,491

16,711	EMC Corporation			427,133
	Total Technology, Hardware, Storage & Peripherals			2,475,624

	Textiles, Apparel & Luxury Goods – 0.5%

3,501	Carter’s Inc.			323,737

	Tobacco – 0.8%

10,553	Altria Group, Inc.			527,861
	Total Common Stocks (cost $50,400,941)			63,839,550

Shares	Description (1), (3)			Value

	EXCHANGE-TRADED FUNDS – 1.3%

7,160	iShares Russell 1000			$829,486
	Total Exchange-Traded Funds (cost $827,397)			829,486
	Total Long-Term Investments (cost $51,228,338)			64,669,036

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.8%

	REPURCHASE AGREEMENTS – 1.8%

$1,183	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $1,183,201, collateralized by $1,165,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $1,211,600	0.000%	4/01/15	$1,183,201
	Total Short-Term Investments (cost $1,183,201)			1,183,201
	Total Investments (cost $52,411,539) – 100.6%			65,852,237
	Other Assets Less Liabilities – (0.6)%			(402,778)
	Net Assets – 100%			$65,449,459

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

40	Nuveen Investments

Nuveen Symphony Mid-Cap Core Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.1%

	COMMON STOCKS – 99.6%

	Aerospace & Defense – 2.0%

6,345	BE Aerospace Inc.	$403,669

2,273	TransDigm Group Inc., (2)	497,151
	Total Aerospace & Defense	900,820

	Airlines – 2.8%

10,405	Delta Air Lines, Inc.	467,809

4,885	Southwest Airlines Co.	216,406

8,716	United Continental Holdings Inc., (2)	586,151
	Total Airlines	1,270,366

	Apparel, Accessories & Luxury Goods – 0.2%

1,400	Michael Kors Holdings Limited, (2)	92,050

	Auto Components – 0.8%

3,368	Lear Corporation	373,242

	Banks – 2.4%

39,118	KeyCorp.	553,911

4,423	Signature Bank, (2)	573,132
	Total Banks	1,127,043

	Beverages – 1.6%

4,016	Constellation Brands, Inc., Class A	466,699

2,009	Monster Beverage Corporation, (2)	278,036
	Total Beverages	744,735

	Biotechnology – 1.5%

1,499	BioMarin Pharmaceutical Inc., (2)	186,805

1,780	Incyte Pharmaceuticals Inc., (2)	163,155

3,073	Vertex Pharmaceuticals Inc., (2)	362,522
	Total Biotechnology	712,482

	Capital Markets – 4.5%

4,595	Ameriprise Financial, Inc.	601,210

20,190	E*Trade Group Inc., (2)	576,525

9,767	Invesco LTD	387,652

11,820	SEI Investments Company	521,144
	Total Capital Markets	2,086,531

	Chemicals – 1.9%

1,460	Sherwin-Williams Company	415,370

6,207	Westlake Chemical Corporation	446,532
	Total Chemicals	861,902

Nuveen Investments	41

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 0.7%

8,957	KAR Auction Services Inc.	$339,739

	Communication Equipment – 1.1%

4,198	F5 Networks, Inc., (2)	482,518

	Containers & Packaging – 0.5%

3,150	Packaging Corp. of America	246,299

	Diversified Financial Services – 0.7%

1,734	McGraw-Hill Companies, Inc.	179,296

1,383	Moody’s Corporation	143,555
	Total Diversified Financial Services	322,851

	Diversified Telecommunication Services – 0.7%

5,978	Level 3 Communications Inc., (2)	321,856

	Electric Utilities – 2.9%

9,904	Pinnacle West Capital Corporation	631,380

20,218	PPL Corporation	680,538
	Total Electric Utilities	1,311,918

	Electronic Components – 0.8%

5,933	Amphenol Corporation, Class A	349,632

	Energy Equipment & Services – 0.9%

5,933	Helmerich & Payne Inc.	403,859

	Food & Staples Retailing – 1.8%

96,857	Rite Aid Corporation, (2)	841,686

	Food Products – 2.2%

1,506	Mead Johnson Nutrition Company, Class A Shares	151,398

12,740	Tyson Foods, Inc., Class A	487,942

8,696	WhiteWave Foods Company, (2)	385,581
	Total Food Products	1,024,921

	Health Care Equipment & Supplies – 1.9%

320	Intuitive Surgical, Inc., (2)	161,610

3,616	Sirona Dental Systems, Inc., (2)	325,404

3,385	Zimmer Holdings, Inc.	397,805
	Total Health Care Equipment & Supplies	884,819

	Health Care Providers & Services – 4.3%

8,307	AmerisourceBergen Corporation	944,256

2,282	CIGNA Corporation	295,382

7,334	HCA Holdings Inc., (2)	551,737

1,141	Humana Inc.	203,121
	Total Health Care Providers & Services	1,994,496

42	Nuveen Investments

Shares	Description (1)	Value

	Health Care Technology – 0.7%

16,657	MedAssets Inc., (2)	$313,485

	Hotels, Restaurants & Leisure – 4.4%

14,970	Brinker International Inc.	921,552

4,701	Dominos Pizza Inc.	472,686

3,129	Marriott International, Inc., Class A	251,321

4,245	Wyndham Worldwide Corporation	384,045
	Total Hotels, Restaurants & Leisure	2,029,604

	Household Durables – 0.5%

1,106	Whirlpool Corporation	223,478

	Household Products – 0.2%

958	Clorox Company	105,754

	Industrial Conglomerates – 2.4%

7,597	Carlisle Companies Inc.	703,710

4,518	Danaher Corporation	383,578
	Total Industrial Conglomerates	1,087,288

	Insurance – 5.3%

1,884	AON PLC	181,090

10,269	Arthur J. Gallagher & Co.	480,076

13,067	Hartford Financial Services Group, Inc.	546,462

6,253	Principal Financial Group, Inc.	321,217

8,307	WR Berkley Corporation	419,587

13,865	XL Capital Ltd, Class A	510,232
	Total Insurance	2,458,664

	Internet & Catalog Retail – 1.3%

4,380	Expedia, Inc.	412,289

411	NetFlix.com Inc., (2)	171,260
	Total Internet & Catalog Retail	583,549

	Internet Software & Services – 2.7%

8,216	Facebook Inc., Class A Shares, (2)	675,478

1,460	LinkedIn Corporation, Class A Shares, (2)	364,796

3,945	Twitter Inc., (2)	197,566
	Total Internet Software & Services	1,237,840

	IT Services – 2.9%

1,776	Alliance Data Systems Corporation, (2)	526,140

5,659	Fidelity National Information Services	385,152

11,031	Vantiv Inc., (2)	415,869
	Total IT Services	1,327,161

Nuveen Investments	43

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Life Sciences Tools & Services – 0.4%

4,465	Agilent Technologies, Inc.	$185,521

	Machinery – 3.6%

6,618	Ingersoll Rand Company Limited, Class A	450,553

3,149	Stanley Black & Decker Inc.	300,289

4,101	WABCO Holdings Inc.	503,931

4,427	Wabtec Corporation	420,609
	Total Machinery	1,675,382

	Media – 1.3%

2,383	Charter Communications, Inc., Class A, (2)	460,181

1,689	Dish Network Corporation, Class A, (2)	118,331
	Total Media	578,512

	Metals & Mining – 2.2%

22,044	Alcoa Inc.	284,808

3,495	Compass Minerals International, Inc.	325,769

4,473	Nucor Corporation	212,602

3,262	Reliance Steel & Aluminum Company	199,243
	Total Metals & Mining	1,022,422

	Multiline Retail – 1.3%

7,184	Dollar Tree Stores Inc., (2)	582,946

	Multi-Utilities – 2.6%

9,265	Ameren Corporation	390,983

10,131	DTE Energy Company	817,469
	Total Multi-Utilities	1,208,452

	Oil, Gas & Consumable Fuels – 2.0%

3,312	Cheniere Energy Inc., (2)	256,349

5,157	Noble Energy, Inc.	252,177

8,231	Range Resources Corporation	428,341
	Total Oil, Gas & Consumable Fuels	936,867

	Paper & Forest Products – 0.6%

5,294	International Paper Company	293,764

	Pharmaceuticals – 2.8%

2,738	Actavis PLC, (2)	814,884

5,535	Mylan NV, (2)	328,502

958	Perrigo Company	158,597
	Total Pharmaceuticals	1,301,983

	Real Estate Investment Trust – 6.8%

4,427	Crown Castle International Corporation	365,405

5,751	Health Care REIT, Inc.	444,897

13,510	Healthcare Trust of America Inc., Class A	376,389

44	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

15,005	Host Hotels & Resorts Inc.	$302,801

5,933	Prologis Inc.	258,441

12,397	UDR Inc.	421,870

6,630	Ventas Inc.	484,123

13,828	Weyerhaeuser Company	458,398
	Total Real Estate Investment Trust	3,112,324

	Road & Rail – 1.9%

3,776	Kansas City Southern Industries	385,454

6,025	Old Dominion Freight Line, (2)	465,733
	Total Road & Rail	851,187

	Semiconductors & Semiconductor Equipment – 3.8%

2,366	Analog Devices, Inc.	149,058

11,501	Applied Materials, Inc.	259,463

8,250	Avago Technologies Limited	1,047,583

6,796	Broadcom Corporation, Class A	294,233
	Total Semiconductors & Semiconductor Equipment	1,750,337

	Software – 1.7%

3,241	Intuit, Inc.	314,247

12,890	Parametric Technology Corporation, (2)	466,231
	Total Software	780,478

	Specialty Retail – 9.5%

10,340	AutoNation Inc., (2)	665,172

287	AutoZone, Inc., (2)	195,780

9,040	Cabela’s Incorporated, (2)	506,059

4,062	CarMax, Inc., (2)	280,319

4,305	Lithia Motors Inc.	427,960

2,446	O’Reilly Automotive Inc., (2)	528,923

6,333	Restoration Hardware Holdings Incorporated, (2)	628,170

4,107	Ross Stores, Inc.	432,714

5,180	Signet Jewelers Limited	718,932
	Total specialty Retail	4,384,029

	Technology, Hardware, Storage & Peripherals – 0.7%

3,653	Western Digital Corporation	332,460

	Thrifts & Mortgage Finance – 0.7%

18,491	PennyMac Financial Services Inc., (2)	313,792

	Trading Companies & Distributors – 0.8%

2,875	Watsco Inc.	361,388

Nuveen Investments	45

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Wireless Telecommunication Services – 0.3%

1,369	SBA Communications Corporation, (2)	$160,310
	Total Common Stocks (cost $38,218,377)	45,892,742

Shares	Description (1), (3)	Value

	EXCHANGE-TRADED FUNDS – 0.5%

1,322	iShares Russell Mid-Cap	$228,865
	Total Exchange-Traded Funds (cost $230,620)	228,865
	Total Long-Term Investments (cost $38,448,997)	46,121,607
	Other Assets Less Liabilities – (0.1)%	(35,964)
	Net Assets – 100%	$46,085,643

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

REIT	Real Estate Investment Trust.

See accompanying notes to financial statements.

46	Nuveen Investments

Nuveen Symphony Small Cap Core Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.6%

	COMMON STOCKS – 96.3%

	Aerospace & Defense – 1.1%

735	GenCorp Inc., (2)	$17,045

	Air Freight & Logistics – 1.6%

210	Park Ohio Holdings Corporation	11,061

265	XPO Logistics, Incorporated, (2)	12,050
	Total Air Freight & Logistics	23,111

	Airlines – 1.0%

796	JetBlue Airways Corporation, (2)	15,323

	Auto Components – 0.4%

245	Remy International Inc.	5,441

	Automobiles – 0.5%

365	Winnebago Industries Inc.	7,760

	Banks – 6.6%

294	Banner Corporation	13,495

511	FCB Financial Holdings, Inc., Class A Shares, (2)	13,986

491	Pacwest Bancorp.	23,023

547	Privatebancorp, Inc.	19,238

427	Trico Bancshares	10,304

379	Wintrust Financial Corporation	18,071
	Total Banks	98,117

	Biotechnology – 1.7%

472	Emergent BioSolutions, Inc., (2)	13,575

196	ISIS Pharmaceuticals, Inc., (2)	12,479
	Total Biotechnology	26,054

	Building Products – 0.9%

233	Caesarstone Sdot-Yam Limited, (2)	14,145

	Capital Markets – 2.7%

683	American Capital Limited, (2)	10,102

925	KCG Holdings Inc., Class A Shares, (2)	11,341

787	NorthStar Asset Management Group Inc.	18,369
	Total Capital Markets	39,812

	Chemicals – 2.4%

530	Axalta Coating Systems Limited, (2)	14,639

148	Methanex Corporation	7,928

Nuveen Investments	47

Nuveen Symphony Small Cap Core Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Chemicals (continued)

170	Minerals Technologies Inc.	$12,427
	Total Chemicals	34,994

	Commercial Services & Supplies – 1.4%

293	G&K Services, Inc.	21,251

	Communications Equipment – 1.4%

305	CommScope Holding Company Inc., (2)	8,705

595	Radware, Limited, (2)	12,441
	Total Communications Equipment	21,146

	Containers & Packaging – 0.8%

310	Berry Plastics Corporation, (2)	11,219

	Electric Utilities – 1.9%

478	Portland General Electric Company	17,729

313	Unitil Corp.	10,883
	Total Electric Utilities	28,612

	Electrical Equipment – 1.4%

421	Generac Holdings Inc., (2)	20,498

	Electronic Equipment, Instruments & Components – 2.9%

750	Newport Corporation, (2)	14,295

261	SYNNEX Corporation	20,162

565	Vishay Precision Group Inc., (2)	9,000
	Total Electronic Equipment, Instruments & Components	43,457

	Food & Staples Retailing – 2.0%

152	Casey’s General Stores, Inc.	13,695

1,888	Rite Aid Corporation, (2)	16,407
	Total Food & Staples Retailing	30,102

	Food Products – 0.6%

209	WhiteWave Foods Company, (2)	9,267

	Gas Utilities – 0.5%

147	Laclede Group Inc.	7,529

	Health Care Equipment & Supplies – 3.8%

150	DexCom, Inc., (2)	9,351

281	Halyard Health Inc., (2)	13,825

309	Insulet Corporation, (2)	10,305

800	Merit Medical Systems, Inc., (2)	15,400

317	Wright Medical Group, Inc., (2)	8,179
	Total Health Care Equipment & Supplies	57,060

48	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 4.8%

419	AMN Healthcare Services Inc., (2)	$9,666

530	Capital Senior Living Corporation, (2)	13,748

504	Kindred Healthcare Inc.	11,990

266	Pharmerica Corporation, (2)	7,499

282	Team Health Holdings Inc., (2)	16,500

1,113	Universal American Corporation, (2)	11,887
	Total Health Care Providers & Services	71,290

	Health Care Technology – 0.5%

375	MedAssets Inc., (2)	7,058

	Hotels, Restaurants & Leisure – 6.8%

112	BJ’s Restaurants, Inc., (2)	5,650

631	ClubCorp Holdings Inc.	12,216

998	Denny’s Corporation, (2)	11,377

783	La Quinta Holdings Inc., (2)	18,541

287	Marriott Vacations World	23,261

869	Penn National Gaming, Inc., (2)	13,609

524	Sonic Corporation	16,611
	Total Hotels, Restaurants & Leisure	101,265

	Insurance – 4.5%

363	Argo Group International Holdings Inc.	18,204

756	Fidelity & Guaranty Life	16,027

1,094	FNFV Group, (2)	15,425

341	Primerica Inc.	17,357
	Total Insurance	67,013

	IT Services – 5.1%

336	Blackhawk Network Holdings Inc., (2)	12,019

273	Cardtronics Inc., (2)	10,265

346	CSG Systems International Inc.	10,515

674	Evertec Inc.	14,734

1,295	Net 1 Ueps Technologies, Inc., (2)	17,716

286	VeriFone Holdings Inc., (2)	9,979
	Total IT Services	75,228

	Machinery – 5.6%

519	Barnes Group Inc.	21,014

611	Briggs & Stratton Corporation	12,550

211	Greenbrier Companies Inc.	12,238

420	John Bean Technologies Corporation	15,002

801	Meritor Inc., (2)	10,101

295	Sun Hydraulics Corporation	12,201
	Total Machinery	83,106

Nuveen Investments	49

Nuveen Symphony Small Cap Core Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Media – 2.1%

174	Madison Square Garden Inc., (2)	$14,729

477	Starz, Class A, (2)	16,414
	Total Media	31,143

	Metals & Mining – 0.8%

589	Constellium N.V., Class A Shares, (2)	11,968

	Multiline Retail – 1.1%

281	Burlington Store Inc., (2)	16,697

	Oil, Gas & Consumable Fuels – 3.1%

164	Carrizo Oil & Gas, Inc., (2)	8,143

290	Delek US Holdings Inc.	11,528

112	NuStar Group Holdings LLC	3,965

189	SemGroup Corporation, A Shares	15,373

78	Targa Resources Corporation	7,472
	Total Oil, Gas & Consumable Fuels	46,481

	Paper & Forest Products – 1.0%

219	Clearwater Paper Corporation, (2)	14,301

	Pharmaceuticals – 0.5%

41	Jazz Pharmaceuticals, Inc., (2)	7,084

	Real Estate Investment Trust – 7.8%

506	Chesapeake Lodging Trust	17,118

610	CubeSmart	14,732

609	Hudson Pacific Properties Inc.	20,213

697	iStar Financial Inc., (2)	9,061

378	LaSalle Hotel Properties	14,689

419	Northstar Realty Finance Corporation	7,592

196	PS Business Parks Inc.	16,276

248	Sun Communities Inc.	16,547
	Total Real Estate Investment Trust	116,228

	Road & Rail – 1.3%

204	Genesee & Wyoming Inc., (2)	19,674

	Semiconductors & Semiconductor Equipment – 3.8%

3,381	Axcelis Technologies Inc., (2)	8,047

810	Inphi Corporation, (2)	14,442

440	MA-COM Technology Solutions Holdings Incorporated, (2)	16,394

234	Mellanox Technologies, Limited, (2)	10,610

710	Xcerra Corporation, (2)	6,312
	Total Semiconductors & Semiconductor Equipment	55,805

50	Nuveen Investments

Shares	Description (1)	Value

	Software – 3.4%

193	Aspen Technology Inc., (2)	$7,429

318	Manhattan Associates Inc., (2)	16,094

331	Parametric Technology Corporation, (2)	11,972

587	Take-Two Interactive Software, Inc., (2)	14,942
	Total Software	50,437

	Specialty Retail – 2.7%

467	CST Brands Inc.	20,469

194	Lithia Motors Inc.	19,286
	Total Specialty Retail	39,755

	Textiles, Apparel & Luxury Goods – 0.5%

247	Movado Group Inc.	7,044

	Thrifts & Mortgage Finance – 2.6%

520	Essent Group Limited, (2)	12,433

346	First Defiance Financial Corporation	11,356

610	NMI Holdings Inc., Class A Shares, (2)	4,569

610	Walker & Dunlop Inc., (2)	10,815
	Total Thrifts & Mortgage Finance	39,173

	Trading Companies & Distributors – 2.7%

1,050	Fly Leasing Limited, ADR	15,288

193	Watsco Inc.	24,256
	Total Trading Companies & Distributors	39,544
	Total Common Stocks (cost $1,267,523)	1,432,237

Shares	Description (1), (3)	Value

	EXCHANGE-TRADED FUNDS – 1.3%

163	First Trust NYSE Arca Biotechnology Index Fund	$19,275
	Total Exchange-Traded Funds (cost $17,841)	19,275
	Total Long-Term Investments (cost $1,285,364)	1,451,512
	Other Assets Less Liabilities – 2.4%	35,090
	Net Assets – 100%	$1,486,602

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt

NYSE	New York Stock Exchange

See accompanying notes to financial statements.

Nuveen Investments	51

Statement of

Assets and Liabilities	March 31, 2015 (Unaudited)

	Symphony International Equity	Symphony Large-Cap Growth	Symphony Low Volatility Equity	Symphony Mid-Cap Core	Symphony Small Cap Core
Assets
Long-term investments, at value (cost $17,165,730, $137,135,034, $51,228,338, $38,448,997 and $1,285,364, respectively)	$18,418,066	$178,482,401	$64,669,036	$46,121,607	$1,451,512
Short-term investments, at value (cost approximates value)	—	2,237,928	1,183,201	—	—
Cash	57,013	—	—	26,881	13,301
Cash denominated in foreign currencies (cost $2,028, $—, $—, $— and $—, respectively)	2,223	—	—	—	—
Receivable for:
Dividends	64,507	116,976	62,039	38,627	1,017
Investments sold	—	188,654	481,250	332,584	15,270
Reclaims	8,699	—	—	—	—
Reimbursement from Adviser	—	—	—	—	7,390
Shares sold	3,172	513,185	406,351	2,980	—
Other assets	20,881	31,025	20,553	24,810	28,836
Total assets	18,574,561	181,570,169	66,822,430	46,547,489	1,517,326
Liabilities
Payable for:
Investments purchased	—	—	1,249,308	355,579	12,010
Shares redeemed	—	313,105	66,152	12,402	—
Accrued expenses:
Management fees	3,975	114,960	24,037	19,930	—
Trustees fees	106	1,037	321	315	7
12b-1 distribution and service fees	362	43,918	5,713	5,559	193
Custodian fees	9,260	5,170	2,736	3,701	3,411
Professional fees	8,150	6,541	6,765	6,649	6,186
Shareholder reporting expenses	2,281	53,524	8,060	33,171	8,806
Shareholder servicing agent fees	523	41,396	7,432	24,050	111
Other	357	1,688	2,447	490	—
Total liabilities	25,014	581,339	1,372,971	461,846	30,724
Net assets	$18,549,547	$180,988,830	$65,449,459	$46,085,643	$1,486,602
Class A Shares
Net assets	$779,554	$84,650,262	$15,753,683	$14,885,002	$128,421
Shares outstanding	40,961	2,506,787	570,221	395,639	5,931
Net asset value (“NAV”) per share	$19.03	$33.77	$27.63	$37.62	$21.65
Offering price per share (NAV per share plus maximum sales charge of 5.75% of offering price)	$20.19	$35.83	$29.32	$39.92	$22.97
Class C Shares
Net assets	$207,007	$28,513,733	$3,507,699	$2,751,291	$196,666
Shares outstanding	10,985	895,264	130,577	77,536	9,172
NAV and offering price per share	$18.84	$31.85	$26.86	$35.48	$21.44
Class R3 Shares
Net assets	$61,991	$3,489,951	$—	$109,197	$—
Shares outstanding	3,249	103,565	—	2,917	—
NAV and offering price per share	$19.08	$33.70	$—	$37.44	$—
Class I Shares
Net assets	$17,500,995	$64,334,884	$46,188,077	$28,340,153	$1,161,515
Shares outstanding	919,976	1,882,000	1,669,768	741,053	53,486
NAV and offering price per share	$19.02	$34.18	$27.66	$38.24	$21.72
Net assets consist of:
Capital paid-in	$17,462,865	$135,058,656	$50,143,734	$47,148,456	$1,380,360
Undistributed (Over-distribution of) net investment income	43,876	397,621	182,918	(20,801)	46
Accumulated net realized gain (loss)	(209,166)	4,185,186	1,682,109	(8,714,622)	(59,952)
Net unrealized appreciation (depreciation)	1,251,972	41,347,367	13,440,698	7,672,610	166,148
Net assets	$18,549,547	$180,988,830	$65,449,459	$46,085,643	$1,486,602
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01	$0.01

See accompanying notes to financial statements.

52	Nuveen Investments

Statement of

Operations	Six Months Ended March 31, 2015 (Unaudited)

	Symphony International Equity	Symphony Large-Cap Growth	Symphony Low Volatility Equity	Symphony Mid-Cap Core	Symphony Small Cap Core
Investment Income (net of foreign tax withheld of $13,701, $335, $583, $ — and $35, respectively)	$145,331	$1,399,925	$552,768	$327,675	$8,034
Expenses
Management fees	69,047	571,729	194,984	186,295	5,520
12b-1 service fees – Class A Shares	916	98,525	10,566	18,120	145
12b-1 distribution and service fees – Class C Shares	1,120	135,615	12,878	13,540	499
12b-1 distribution and service fees – Class R3 Shares	149	8,417	—	275	—
Custodian fees	17,925	17,905	9,993	11,306	10,740
Trustees fees	568	2,807	934	1,025	268
Professional fees	11,481	12,160	11,810	10,362	9,209
Shareholder reporting expenses	3,380	40,580	9,458	16,482	5,754
Shareholder servicing agent fees	1,220	78,495	15,540	51,955	261
Federal and state registration fees	24,013	29,149	21,665	23,961	8,697
Other	3,662	6,647	7,579	9,600	1,952
Total expenses before fee waiver/expense reimbursement	133,481	1,002,029	295,407	342,921	43,045
Fee waiver/expense reimbursement	(32,412)	—	(49,028)	(23,450)	(35,283)
Net expenses	101,069	1,002,029	246,379	319,471	7,762
Net investment income (loss)	44,262	397,896	306,389	8,204	272
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency	(37,870)	6,223,404	1,952,998	3,098,504	(48,697)
Change in net unrealized appreciation (depreciation) of investments and foreign currency	472,091	4,888,767	1,979,344	1,695,781	155,412
Net realized and unrealized gain (loss)	434,221	11,112,171	3,932,342	4,794,285	106,715
Net increase (decrease) in net assets from operations	$478,483	$11,510,067	$4,238,731	$4,802,489	$106,987

See accompanying notes to financial statements.

Nuveen Investments	53

Statement of

Changes in Net Assets	(Unaudited)

	Symphony International Equity		Symphony Large-Cap Growth
	Six Months Ended 3/31/15	Year Ended 9/30/14	Six Months Ended 3/31/15	Year Ended 9/30/14
Operations
Net investment income (loss)	$44,262	$190,324	$397,896	$289,418
Net realized gain (loss) from investments and foreign currency	(37,870)	221,219	6,223,404	9,845,788
Change in net unrealized appreciation (depreciation) of investments and foreign currency	472,091	(367,603)	4,888,767	17,294,753
Net increase (decrease) in net assets from operations	478,483	43,940	11,510,067	27,429,959
Distributions to Shareholders
From net investment income:
Class A Shares	(6,115)	(1,232)	(16,717)	(236,432)
Class C Shares	(183)	(882)	—	—
Class R3 Shares	(351)	(452)	—	(2,716)
Class I Shares	(187,084)	(92,815)	(176,846)	(261,327)
From accumulated net realized gains:
Class A Shares	—	—	(4,436,205)	(372,328)
Class C Shares	—	—	(1,597,998)	(128,270)
Class R3 Shares	—	—	(188,503)	(15,196)
Class I Shares	—	—	(3,669,309)	(237,525)
Decrease in net assets from distributions to shareholders	(193,733)	(95,381)	(10,085,578)	(1,253,794)
Fund Share Transactions
Fund reorganization	—	—	—	—
Proceeds from sale of shares	520,405	12,859,762	24,215,095	44,376,609
Proceeds from shares issued to shareholders due to reinvestment of distributions	192,592	84,119	9,765,815	1,203,540
	712,997	12,943,881	33,980,910	45,580,149
Cost of shares redeemed	(1,184,139)	(1,342,731)	(22,466,396)	(43,292,395)
Net increase (decrease) in net assets from Fund share transactions	(471,142)	11,601,150	11,514,514	2,287,754
Net increase (decrease) in net assets	(186,392)	11,549,709	12,939,003	28,463,919
Net assets at the beginning of period	18,735,939	7,186,230	168,049,827	139,585,908
Net assets at the end of period	$18,549,547	$18,735,939	$180,988,830	$168,049,827
Undistributed (Over-distribution of) net investment income at the end of period	$43,876	$193,347	$397,621	$193,288

See accompanying notes to financial statements.

54	Nuveen Investments

	Symphony Low Volatility Equity		Symphony Mid-Cap Core
	Six Months Ended 3/31/15	Year Ended 9/30/14	Six Months Ended 3/31/15	Year Ended 9/30/14
Operations
Net investment income (loss)	$306,389	$816,729	$8,204	$(24,649)
Net realized gain (loss) from investments and foreign currency	1,952,998	10,628,087	3,098,504	1,288,776
Change in net unrealized appreciation (depreciation) of investments and foreign currency	1,979,344	(2,315,182)	1,695,781	4,243,389
Net increase (decrease) in net assets from operations	4,238,731	9,129,634	4,802,489	5,507,516
Distributions to Shareholders
From net investment income:
Class A Shares	(95,037)	(5,817)	—	—
Class C Shares	(11,894)	—	—	—
Class R3 Shares	—	—	—	—
Class I Shares	(670,502)	(215,419)	(6,729)	(3,461)
From accumulated net realized gains:
Class A Shares	(1,040,972)	(26,204)	(4,332)	(171,502)
Class C Shares	(367,727)	(8,929)	(850)	(34,135)
Class R3 Shares	—	—	(33)	(5,824)
Class I Shares	(6,508,852)	(338,861)	(10,469)	(216,778)
Decrease in net assets from distributions to shareholders	(8,694,984)	(595,230)	(22,413)	(431,700)
Fund Share Transactions
Fund reorganization	—	60,343,815	—	29,945,877
Proceeds from sale of shares	18,193,515	5,518,274	1,591,889	23,750,549
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,205,763	393,249	9,055	306,801
	23,399,278	66,255,338	1,600,944	54,003,227
Cost of shares redeemed	(6,361,817)	(29,599,411)	(13,895,799)	(10,757,224)
Net increase (decrease) in net assets from Fund share transactions	17,037,461	36,655,927	(12,294,855)	43,246,003
Net increase (decrease) in net assets	12,581,208	45,190,331	(7,514,779)	48,321,819
Net assets at the beginning of period	52,868,251	7,677,920	53,600,422	5,278,603
Net assets at the end of period	$65,449,459	$52,868,251	$46,085,643	$53,600,422
Undistributed (Over-distribution of) net investment income at the end of period	$182,918	$653,962	$(20,801)	$(22,276)

See accompanying notes to financial statements.

Nuveen Investments	55

Statement of Changes in Net Assets (Unaudited) (continued)

	Symphony Small Cap Core
	Six Months Ended 3/31/15	For the Period 12/10/13 (commencement of operations) through 9/30/14
Operations
Net investment income (loss)	$272	$68
Net realized gain (loss) from investments and foreign currency	(48,697)	(11,466)
Change in net unrealized appreciation (depreciation) of investments and foreign currency	155,412	10,736
Net increase (decrease) in net assets from operations	106,987	(662)
Distributions to Shareholders
From net investment income:
Class A Shares	—	—
Class C Shares	—	—
Class R3 Shares	—	—
Class I Shares	(249)	—
From accumulated net realized gains:
Class A Shares	—	—
Class C Shares	—	—
Class R3 Shares	—	—
Class I Shares	—	—
Decrease in net assets from distributions to shareholders	(249)	—
Fund Share Transactions
Fund reorganization	—	—
Proceeds from sale of shares	270,951	1,142,900
Proceeds from shares issued to shareholders due to reinvestment of distributions	28	—
	270,979	1,142,900
Cost of shares redeemed	(33,353)	—
Net increase (decrease) in net assets from Fund share transactions	237,626	1,142,900
Net increase (decrease) in net assets	344,364	1,142,238
Net assets at the beginning of period	1,142,238	—
Net assets at the end of period	$1,486,602	$1,142,238
Undistributed (Over-distribution of) net investment income at the end of period	$46	$23

See accompanying notes to financial statements.

56	Nuveen Investments

THIS PAGE INTENTIONALLY LEFT BLANK

Nuveen Investments	57

Financial

Highlights (Unaudited)

Symphony International Equity

Selected data for a share outstanding throughout each period:

		Investment Operations				Less Distributions

Class (Commencement Date) Year Ended September 30,	Beginning NAV	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (5/08)
2015(f)	$18.71	$0.03		$0.44	$0.47	$(0.15)	$—	$(0.15)	$19.03
2014	17.95	0.36		0.58	0.94	(0.18)	—	(0.18)	18.71
2013	14.97	0.24		2.80	3.04	(0.06)	—	(0.06)	17.95
2012	12.97	0.23		1.98	2.21	(0.21)	—	(0.21)	14.97
2011	14.44	0.22		(1.45)	(1.23)	(0.24)	—	(0.24)	12.97
2010	13.98	0.19		0.53	0.72	(0.26)	—	(0.26)	14.44
Class C (5/08)
2015(f)	18.45	(0.05)		0.45	0.40	(0.01)	—	(0.01)	18.84
2014	17.71	0.20		0.59	0.79	(0.05)	—	(0.05)	18.45
2013	14.83	0.12		2.76	2.88	—	—	—	17.71
2012	12.84	0.10		1.98	2.08	(0.09)	—	(0.09)	14.83
2011	14.31	0.11		(1.45)	(1.34)	(0.13)	—	(0.13)	12.84
2010	13.87	0.10		0.51	0.61	(0.17)	—	(0.17)	14.31
Class R3 (10/10)
2015(f)	18.73	—	**	0.46	0.46	(0.11)	—	(0.11)	19.08
2014	17.97	0.27		0.63	0.90	(0.14)	—	(0.14)	18.73
2013	14.99	0.20		2.80	3.00	(0.02)	—	(0.02)	17.97
2012	12.98	0.21		1.97	2.18	(0.17)	—	(0.17)	14.99
2011(d)	14.50	0.18		(1.50)	(1.32)	(0.20)	—	(0.20)	12.98
Class I (5/08)
2015(f)	18.73	0.05		0.44	0.49	(0.20)	—	(0.20)	19.02
2014	17.96	0.33		0.67	1.00	(0.23)	—	(0.23)	18.73
2013	14.98	0.31		2.76	3.07	(0.09)	—	(0.09)	17.96
2012	12.98	0.30		1.94	2.24	(0.24)	—	(0.24)	14.98
2011	14.45	0.26		(1.46)	(1.20)	(0.27)	—	(0.27)	12.98
2010	13.98	0.25		0.51	0.76	(0.29)	—	(0.29)	14.45

58	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

2.59%	$780	1.71	%*	(0.07)%*	1.34	%*	0.29	%*	92%
5.25	707	2.21		1.04	1.35		1.90		42
20.33	108	3.18		(0.37)	1.35		1.46		18
17.07	110	9.39		(6.43)	1.35		1.60		22
(8.70)	270	10.20		(7.43)	1.36		1.41		34
5.20	231	12.44		(9.70)	1.37		1.38		100

2.19	207	2.44	*	(0.91)*	2.09	*	(0.57	)*	92
4.48	238	3.11		0.04	2.10		1.06		42
19.42	216	3.90		(1.08)	2.10		0.73		18
16.18	137	9.68		(6.85)	2.10		0.73		22
(9.41)	314	10.94		(8.08)	2.11		0.75		34
4.43	179	13.21		(10.36)	2.12		0.73		100

2.48	62	1.96	*	(0.33)*	1.59	*	0.03	*	92
5.01	60	2.61		0.44	1.60		1.45		42
20.02	57	3.44		(0.60)	1.60		1.24		18
16.81	52	8.17		(5.10)	1.60		1.47		22
(9.22)	45	10.54	*	(7.76)*	1.61	*	1.17	*	34

2.69	17,501	1.45	*	0.16 *	1.09	*	0.51	*	92
5.55	17,731	2.00		0.85	1.10		1.75		42
20.61	6,806	2.80		0.16	1.10		1.86		18
17.38	793	6.35		(3.17)	1.10		2.07		22
(8.49)	335	10.00		(7.23)	1.11		1.66		34
5.50	405	12.10		(9.16)	1.12		1.82		100

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	For the period October 5, 2010 (commencement of operations) through September 30, 2011.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended March 31, 2015.
*	Annualized.
**	Rounds to less than $0.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	59

Financial Highlights (Unaudited) (continued)

Symphony Large-Cap Growth

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended September 30,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (12/06)
2015(e)	$33.53	$0.08	$2.11	$2.19	$(0.01)	$(1.94)	$(1.95)	$33.77
2014	28.16	0.07	5.55	5.62	(0.10)	(0.15)	(0.25)	33.53
2013	25.19	0.21	2.98	3.19	(0.22)	—	(0.22)	28.16
2012	21.34	0.12	6.23	6.35	—	(2.50)	(2.50)	25.19
2011	20.63	— *	0.71	0.71	—	—	—	21.34
2010	17.50	— *	3.14	3.14	(0.01)	—	(0.01)	20.63
Class C (12/06)
2015(e)	31.84	(0.04)	1.99	1.95	—	(1.94)	(1.94)	31.85
2014	26.87	(0.16)	5.28	5.12	—	(0.15)	(0.15)	31.84
2013	24.03	0.01	2.87	2.88	(0.04)	—	(0.04)	26.87
2012	20.61	(0.05)	5.97	5.92	—	(2.50)	(2.50)	24.03
2011	20.07	(0.19)	0.73	0.54	—	—	—	20.61
2010	17.15	(0.17)	3.09	2.92	—	—	—	20.07
Class R3 (9/09)
2015(e)	33.50	0.04	2.10	2.14	—	(1.94)	(1.94)	33.70
2014	28.14	(0.01)	5.55	5.54	(0.03)	(0.15)	(0.18)	33.50
2013	25.17	0.17	2.96	3.13	(0.16)	—	(0.16)	28.14
2012	21.38	0.09	6.20	6.29	—	(2.50)	(2.50)	25.17
2011	20.72	(0.07)	0.73	0.66	—	—	—	21.38
2010	17.61	(0.08)	3.19	3.11	—	—	—	20.72
Class I (12/06)
2015(e)	33.95	0.12	2.14	2.26	(0.09)	(1.94)	(2.03)	34.18
2014	28.51	0.15	5.61	5.76	(0.17)	(0.15)	(0.32)	33.95
2013	25.50	0.28	3.02	3.30	(0.29)	—	(0.29)	28.51
2012	21.53	0.21	6.26	6.47	—	(2.50)	(2.50)	25.50
2011	20.77	0.04	0.72	0.76	—	—	—	21.53
2010	17.62	0.02	3.18	3.20	(0.05)	—	(0.05)	20.77

60	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

6.88%	$84,650	1.13	%***	0.49	%***	1.13	%***	0.49	%***	36%
20.04	74,479	1.16		0.23		1.16		0.23		71
12.83	70,314	1.21		0.81		1.21		0.81		128
32.70	36,680	1.79		(0.06)		1.22		0.51		106
3.44	2,107	2.36		(1.15)		1.23		(0.02)		151
17.96	1,063	2.69		(1.40)		1.29		—	**	70

6.48	28,514	1.88	***	(0.26	)***	1.88	***	(0.26	)***	36
19.13	26,012	1.91		(0.52)		1.91		(0.52)		71
12.01	22,624	1.96		0.05		1.96		0.05		128
31.68	11,841	2.57		(0.82)		1.97		(0.22)		106
2.69	1,326	3.18		(2.01)		1.98		(0.80)		151
17.03	367	3.43		(2.26)		2.06		(0.89)		70

6.74	3,490	1.38	***	0.24	***	1.38	***	0.24	***	36
19.76	3,225	1.41		(0.02)		1.41		(0.02)		71
12.56	2,738	1.46		0.65		1.46		0.65		128
32.32	2,372	1.99		(0.14)		1.47		0.38		106
3.19	60	2.67		(1.50)		1.48		(0.31)		151
17.66	59	3.05		(1.90)		1.56		(0.41)		70

7.01	64,335	0.88	***	0.74	***	0.88	***	0.74	***	36
20.31	64,333	0.91		0.48		0.91		0.48		71
13.13	43,910	0.96		1.06		0.96		1.06		128
33.00	14,004	1.61		0.25		0.97		0.89		106
3.66	2,460	2.26		(1.11)		0.98		0.16		151
18.19	7,080	2.57		(1.42)		1.06		0.09		70

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended March 31, 2015.
*	Rounds to less than $0.01 per share.
**	Rounds to less than 0.01%.
***	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	61

Financial Highlights (Unaudited) (continued)

Symphony Low Volatility Equity

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended September 30,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/07)
2015(e)	$30.25	$0.13	$2.06	$2.19	$(0.34)	$(4.47)	$(4.81)	$27.63
2014	25.41	0.31	4.71	5.02	(0.03)	(0.15)	(0.18)	30.25
2013	22.43	0.31	3.34	3.65	(0.24)	(0.43)	(0.67)	25.41
2012	17.94	0.29	4.38	4.67	(0.18)	—	(0.18)	22.43
2011	17.40	0.20	0.45	0.65	(0.11)	—	(0.11)	17.94
2010	15.33	0.05	2.05	2.10	(0.03)	—	(0.03)	17.40
Class C (9/07)
2015(e)	29.44	0.03	1.98	2.01	(0.12)	(4.47)	(4.59)	26.86
2014	24.88	0.10	4.61	4.71	—	(0.15)	(0.15)	29.44
2013	21.98	0.11	3.30	3.41	(0.08)	(0.43)	(0.51)	24.88
2012	17.58	0.13	4.30	4.43	(0.03)	—	(0.03)	21.98
2011	17.08	0.05	0.45	0.50	—	—	—	17.58
2010	15.14	(0.08)	2.02	1.94	—	—	—	17.08
Class I (9/07)
2015(e)	30.32	0.17	2.06	2.23	(0.42)	(4.47)	(4.89)	27.66
2014	25.46	0.42	4.69	5.11	(0.10)	(0.15)	(0.25)	30.32
2013	22.48	0.38	3.32	3.70	(0.29)	(0.43)	(0.72)	25.46
2012	17.97	0.36	4.38	4.74	(0.23)	—	(0.23)	22.48
2011	17.43	0.23	0.46	0.69	(0.15)	—	(0.15)	17.97
2010	15.35	0.09	2.05	2.14	(0.06)	—	(0.06)	17.43

62	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

8.17%	$15,754	1.25	%*	0.74%*	1.05	%*	0.94	%*	36%
19.86	5,927	1.26		0.89	1.06		1.10		125
16.88	4,370	2.72		(0.18)	1.22		1.32		84
26.17	877	4.02		(1.38)	1.23		1.42		85
3.69	702	5.79		(3.55)	1.23		1.02		80
13.69	376	5.10		(3.42)	1.39		0.30		59

7.72	3,508	1.98	*	0.03 *	1.80	*	0.21	*	36
19.01	2,063	2.00		0.17	1.81		0.36		125
15.95	1,090	3.49		(1.06)	1.97		0.46		84
25.24	170	5.56		(2.94)	1.98		0.64		85
2.93	363	6.72		(4.50)	1.98		0.25		80
12.81	221	5.80		(4.16)	2.14		(0.51)		59

8.28	46,188	0.97	*	1.01 *	0.80	*	1.18	*	36
20.17	44,878	0.95		1.31	0.80		1.46		125
17.14	2,218	2.51		0.06	0.97		1.60		84
26.56	1,852	3.29		(0.60)	0.98		1.71		85
3.91	1,099	5.56		(3.39)	0.98		1.19		80
13.97	1,835	4.77		(3.11)	1.14		0.51		59

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended March 31, 2015.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	63

Financial Highlights (Unaudited) (continued)

Symphony Mid-Cap Core

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended September 30,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (5/06)
2015(e)	$34.22	$(0.01)	$3.42	$3.41	$—	$(0.01)	$(0.01)	$37.62
2014	30.11	(0.06)	4.54	4.48	—	(0.37)	(0.37)	34.22
2013	25.06	0.14	5.10	5.24	(0.19)	—	(0.19)	30.11
2012	19.95	0.09	5.02	5.11	—	—	—	25.06
2011	20.54	0.01	(0.60)	(0.59)	—	—	—	19.95
2010	17.29	— *	3.28	3.28	(0.03)	—	(0.03)	20.54
Class C (5/06)
2015(e)	32.40	(0.14)	3.23	3.09	—	(0.01)	(0.01)	35.48
2014	28.74	(0.29)	4.32	4.03	—	(0.37)	(0.37)	32.40
2013	23.92	(0.07)	4.89	4.82	— *	—	—	28.74
2012	19.18	(0.12)	4.86	4.74	—	—	—	23.92
2011	19.90	(0.17)	(0.55)	(0.72)	—	—	—	19.18
2010	16.85	(0.13)	3.18	3.05	—	—	—	19.90
Class R3 (5/09)
2015(e)	34.10	(0.06)	3.41	3.35	—	(0.01)	(0.01)	37.44
2014	30.08	(0.15)	4.54	4.39	—	(0.37)	(0.37)	34.10
2013	25.04	0.06	5.11	5.17	(0.13)	—	(0.13)	30.08
2012	19.98	0.02	5.04	5.06	—	—	—	25.04
2011	20.62	(0.07)	(0.57)	(0.64)	—	—	—	19.98
2010	17.37	(0.05)	3.30	3.25	—	—	—	20.62
Class I (5/06)
2015(e)	34.75	0.03	3.48	3.51	(0.01)	(0.01)	(0.02)	38.24
2014	30.50	0.03	4.60	4.63	(0.01)	(0.37)	(0.38)	34.75
2013	25.39	0.21	5.15	5.36	(0.25)	—	(0.25)	30.50
2012	20.15	0.23	5.01	5.24	—	—	—	25.39
2011	20.70	0.06	(0.61)	(0.55)	—	—	—	20.15
2010	17.41	0.05	3.30	3.35	(0.06)	—	(0.06)	20.70

64	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

9.97%	$14,885	1.48	%**	(0.17	)%**	1.39	%**	(0.07	)%**	92%
15.01	14,225	1.60		(0.38)		1.39		(0.17)		141
21.02	2,426	2.97		(1.09)		1.37		0.52		163
25.66	2,026	4.06		(2.33)		1.37		0.36		138
(2.87)	1,591	4.57		(3.17)		1.38		0.02		93
18.96	339	13.18		(11.79)		1.39		0.01		82

9.54	2,751	2.23	**	(0.92	)**	2.14	**	(0.82	)**	92
14.15	2,643	2.35		(1.14)		2.14		(0.92)		141
20.12	750	3.73		(1.87)		2.12		(0.25)		163
24.77	548	4.92		(3.34)		2.12		(0.54)		138
(3.62)	674	5.46		(4.08)		2.13		(0.75)		93
18.10	314	13.95		(12.55)		2.14		(0.74)		82

9.83	109	1.73	**	(0.43	)**	1.64	**	(0.33	)**	92
14.72	109	1.86		(0.69)		1.64		(0.47)		141
20.70	448	3.24		(1.40)		1.62		0.22		163
25.38	272	4.33		(2.60)		1.62		0.10		138
(3.10)	207	5.38		(4.04)		1.63		(0.28)		93
18.71	210	13.64		(12.26)		1.64		(0.25)		82

10.10	28,340	1.22	**	0.06	**	1.14	**	0.15	**	92
15.30	36,623	1.35		(0.11)		1.14		0.10		141
21.35	1,654	2.72		(0.86)		1.12		0.75		163
26.00	1,334	3.37		(1.28)		1.12		0.97		138
(2.66)	358	4.86		(3.49)		1.13		0.23		93
19.30	302	13.20		(11.82)		1.14		0.25		82

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended March 31, 2015.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	65

Financial Highlights (Unaudited) (continued)

Symphony Small Cap Core

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended September 30,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income		From Accumulated Net Realized Gains	Total	Ending NAV
Class A (12/13)
2015(f)	$20.03	$(0.01)	$1.63	$1.62	$—		$—	$—	$21.65
2014(d)	20.00	(0.03)	0.06	0.03	—		—	—	20.03
Class C (12/13)
2015(f)	19.91	(0.08)	1.61	1.53	—		—	—	21.44
2014(d)	20.00	(0.15)	0.06	(0.09)	—		—	—	19.91
Class I (12/13)
2015(f)	20.07	0.01	1.64	1.65	—	*	—	—	21.72
2014(d)	20.00	0.01	0.06	0.07	—		—	—	20.07

66	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

8.09%	$128	6.92	%**	(5.67	)%**	1.36	%**	(0.12	)%**	52%
0.15	50	4.83	**	(3.65	)**	1.37	**	(0.19	)**	51

7.68	197	8.88	**	(7.59	)**	2.11	**	(0.83	)**	52
(0.45)	50	5.58	**	(4.40	)**	2.12	**	(0.94	)**	51

8.25	1,162	6.51	**	(5.26	)**	1.11	**	0.14	**	52
0.35	1,042	4.58	**	(3.39	)**	1.12	**	0.07	**	51

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	For the period December 10, 2013 (commencement of operations) through September 30, 2014.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended March 31, 2015.
*	Rounds to less than $0.01 per share.
**	Annualized

See accompanying notes to financial statements.

Nuveen Investments	67

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

The Nuveen Investment Trust II (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Symphony International Equity Fund (“Symphony International Equity”), Nuveen Symphony Large-Cap Growth Fund (“Symphony Large-Cap Growth”), Nuveen Symphony Low Volatility Equity Fund (“Symphony Low Volatility Equity”), Nuveen Symphony Mid-Cap Core Fund (“Symphony Mid-Cap Core”) and Nuveen Symphony Small Cap Core Fund (“Symphony Small Cap Core”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.

The end of the reporting period for the Funds is March 31, 2015, and the period covered by these Notes to Financial Statements is the six months ended March 31, 2015 (“the current fiscal period”).

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Symphony Asset Management LLC (“Symphony”), an affiliate of Nuveen, under which the Symphony manages the investment portfolios of the Funds.

Investment Objectives and Principal Investment Strategies

Symphony International Equity’s investment objective is to seek long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowing for investment purposes in equity securities, and at least 80% of its net assets in non-U.S. equity securities. The Fund primarily invests in developed countries, but it may invest up to 15% of its net assets in equity securities of companies located in emerging market countries.

Symphony Large-Cap Growth’s investment objective is to seek long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Growth Index. The Fund will not be forced to sell a security because a company has exceeded or fallen below the current market capitalization range.

Symphony Low Volatility Equity’s investment objective is to seek long-term capital appreciation with lower absolute volatility than the broad equity market. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities. The Fund may invest in companies of any size.

Symphony Mid-Cap Core’s investment objective is to seek long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell Midcap® Index. The Fund will not be forced to sell a security because a company has exceeded or fallen below the current market capitalization range.

Symphony Small Cap Core’s investment objective is to seek long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization companies. Small-capitalization companies are defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell 2000® Index immediately after its most recent reconstitution. It is expected that the market capitalization range will be published each year at the end of May for the reconstitution of the index that will occur each year at the end of June. The range for the 2014 reconstitution was $169 million to $4.1 billion. The Fund will not be forced to sell a security because a company has exceeded or fallen below the current market capitalization range.

The Funds’ most recent prospectus provides further description of each Fund’s investment objective, principal investment strategies, and principal risks.

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

68	Nuveen Investments

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and distributed to shareholders annually. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a 0.25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R3 Shares are sold without an up-front sales charge but incur a 0.25% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Nuveen Investments	69

Notes to Financial Statements (Unaudited) (continued)

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market (“NASDAQ”) are valued, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2. Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to-ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the New York Stock Exchange (“NYSE”), which may represent a transfer from a Level 1 to a Level 2 security.

Exchange-traded funds are valued at the last sales price on the securities exchange on which such securities are primarily trade and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Funds’ shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Funds’ NAV is determined, or if under the Funds’ procedures, the closing price of a foreign security is not deemed to be reliable, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Funds’ Board of Trustees (the “Board”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

70	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Symphony International Equity	Level 1	Level 2		Level 3	Total
Long-Term Investments:
Common Stocks*	$2,724,598	$15,693,468	**	$—	$18,418,066

Symphony Large-Cap Growth
Long-Term Investments:
Common Stocks*	$178,482,401	$—		$—	$178,482,401
Short-Term Investments:
Repurchase Agreements	—	2,237,928		—	2,237,928
Total	$178,482,401	$2,237,928		$—	$180,720,329

Symphony Low Volatility Equity
Long-Term Investments:
Common Stocks*	$63,839,550	$—		$—	$63,839,550
Exchange-Traded Funds	829,486	—		—	829,486
Short-Term Investments:
Repurchase Agreements	—	1,183,201		—	1,183,201
Total	$64,669,036	$1,183,201		$—	$65,852,237

Symphony Mid-Cap Core
Long-Term Investments:
Common Stocks*	$45,892,742	$—		$—	$45,892,742
Exchange-Traded Funds	228,865	—		—	228,865
Total	$46,121,607	$—		$—	$46,121,607

Symphony Small Cap Core
Long-Term Investments:
Common Stocks*	$1,432,237	$—		$—	$1,432,237
Exchange-Traded Funds	19,275	—		—	19,275
Total	$1,451,512	$—		$—	$1,451,512
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Refer to the Fund’s Portfolio of Investments for breakdown of these securities classified as Level 2.

The table below presents the transfers in and out of the three valuation levels for the following Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfer In	(Transfers Out)	Transfer In	(Transfers Out)	Transfer In	(Transfers Out)
Symphony International Equity
Common Stocks	$—	$(6,081,820)	$6,081,820	$—	$—	$—

The Board is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

Nuveen Investments	71

Notes to Financial Statements (Unaudited) (continued)

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely- traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Foreign Currency Transactions

To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

As of the end of the reporting period, Symphony International Equity’s investments in non-U.S. securities were as follows:

Symphony International Equity	Value	% of Net Assets
Country:
Japan	$4,370,669	23.6%
United Kingdom	2,224,178	12.0
France	1,473,294	7.9
Germany	1,287,591	6.9
Belgium	827,602	4.5
Switzerland	803,209	4.3
Canada	801,252	4.3
Hong Kong	635,757	3.4
China	630,402	3.4
Spain	487,646	2.6
Finland	437,460	2.4
Sweden	410,958	2.2
Other countries	3,598,650	19.5
Total non-U.S. securities	$17,988,668	97.0%

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern Time. Investment transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments are recognized as a component of “Net realized gain (loss) from investments and foreign currency,” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

72	Nuveen Investments

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period,

and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-Term Investments, at Value	Collateral Pledge (From) Counterparty*	Net Exposure
Symphony Large-Cap Growth	Fixed Income Clearing Corporation	$2,237,928	$(2,237,928)	$—
Symphony Low Volatility Equity	Fixed Income Clearing Corporation	1,183,201	(1,183,201)	—
*	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the repurchase agreements. Refer to the Fund’s Portfolio of Investments for details on the repurchase agreements.

Investment in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

4. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 3/31/2015		Year Ended 9/30/14
Symphony International Equity	Shares	Amount	Shares	Amount
Shares sold:
Class A	9,273	$171,229	34,809	$661,051
Class C	1,516	27,924	4,807	88,047
Class R3	28	517	209	3,929
Class I	17,378	320,735	625,569	12,106,735
Shares issued to shareholders due to reinvestment of distributions:
Class A	334	6,006	27	500
Class C	3	50	12	222
Class R3	1	20	1	21
Class I	10,391	186,516	4,444	83,376
	38,924	712,997	669,878	12,943,881
Shares redeemed:
Class A	(6,440)	(119,657)	(3,072)	(59,788)
Class C	(3,423)	(62,606)	(4,099)	(78,168)
Class R3	—	—	(138)	(2,683)
Class I	(54,428)	(1,001,876)	(62,289)	(1,202,092)
	(64,291)	(1,184,139)	(69,598)	(1,342,731)
Net increase (decrease)	(25,367)	$(471,142)	600,280	$11,601,150

Nuveen Investments	73

Notes to Financial Statements (Unaudited) (continued)

	Six Months Ended 3/31/15		Year Ended 9/30/14
Symphony Large-Cap Growth	Shares	Amount	Shares	Amount
Shares sold:
Class A	395,715	$13,230,151	491,254	$15,325,115
Class C	69,322	2,173,467	129,944	3,833,872
Class R3	9,744	323,327	24,338	759,831
Class I	251,095	8,488,150	751,084	24,457,791
Shares issued to shareholders due to reinvestment of distributions:
Class A	139,458	4,445,119	20,103	607,638
Class C	53,054	1,597,998	4,512	128,270
Class R3	5,924	188,503	598	17,912
Class I	109,179	3,534,195	14,644	449,720
	1,033,491	33,980,910	1,436,477	45,580,149
Shares redeemed:
Class A	(249,847)	(8,312,834)	(786,611)	(24,726,478)
Class C	(44,093)	(1,391,165)	(159,468)	(4,714,946)
Class R3	(8,391)	(279,456)	(25,940)	(831,108)
Class I	(372,992)	(12,482,941)	(411,121)	(13,019,863)
	(675,323)	(22,466,396)	(1,383,140)	(43,292,395)
Net increase (decrease)	358,168	$11,514,514	53,337	$2,287,754

	Six Months Ended 3/31/15		Year Ended 9/30/14
Symphony Low Volatility Equity	Shares	Amount	Shares	Amount
Shares issued in the Reorganization:
Class A	—	$—	6,527	$174,373
Class C	—	—	9,697	253,555
Class I	—	—	2,237,701	59,915,887
Shares sold:
Class A	362,533	10,111,577	47,940	1,365,911
Class C	71,464	1,943,553	30,539	833,457
Class I	216,135	6,138,385	114,291	3,318,906
Shares issued to shareholders due to reinvestment of distributions:
Class A	30,628	810,724	730	19,642
Class C	12,072	308,534	235	6,128
Class I	153,844	4,086,505	13,537	367,479
	846,676	23,399,278	2,461,197	66,255,338
Shares redeemed:
Class A	(18,845)	(518,533)	(31,292)	(857,222)
Class C	(23,047)	(626,895)	(14,182)	(400,480)
Class I	(180,284)	(5,216,389)	(972,579)	(28,341,709)
	(222,176)	(6,361,817)	(1,018,053)	(29,599,411)
Net increase (decrease)	624,500	$17,037,461	1,443,144	$36,655,927

74	Nuveen Investments

	Six Months Ended 3/31/15		Year Ended 9/30/14
Symphony Mid-Cap Core	Shares	Amount	Shares	Amount
Shares issued in the Reorganization:
Class A	—	$—	392,918	$11,948,719
Class C	—	—	68,435	1,986,136
Class I	—	—	519,797	16,011,022
Shares sold:
Class A	17,583	620,591	23,783	787,757
Class C	3,245	111,344	6,754	212,729
Class R3	120	4,294	2,820	95,688
Class I	23,977	855,660	673,271	22,654,375
Shares issued to shareholders due to reinvestment of distributions:
Class A	120	4,216	5,302	165,411
Class C	25	819	1,085	32,230
Class R3	1	34	65	2,034
Class I	110	3,986	3,387	107,126
	45,181	1,600,944	1,697,617	54,003,227
Shares redeemed:
Class A	(37,734)	(1,337,734)	(86,898)	(2,899,473)
Class C	(7,317)	(249,748)	(20,791)	(655,001)
Class R3	(410)	(14,575)	(14,582)	(492,713)
Class I	(336,989)	(12,293,742)	(196,741)	(6,710,037)
	(382,450)	(13,895,799)	(319,012)	(10,757,224)
Net increase (decrease)	(337,269)	$(12,294,855)	1,378,605	$43,246,003

	Six Months Ended 3/31/15		For the Period 12/10/13 (commencement of operations) through 9/30/14
Symphony Small Cap Core	Shares	Amount	Shares	Amount
Shares sold:
Class A	3,431	$66,374	2,500	$50,000
Class C	6,672	137,200	2,500	50,000
Class I	3,140	67,377	51,938	1,042,900
Shares issued to shareholders due to reinvestment of distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Class I	1	28	—	—
	13,244	270,979	56,938	1,142,900
Shares redeemed:
Class A	—	—	—	—
Class C	—	—	—	—
Class I	(1,593)	(33,353)	—	—
	(1,593)	(33,353)	—	—
Net increase (decrease)	11,651	$237,626	56,938	$1,142,900

5. Investment Transactions

Long-term purchases and sales during the current fiscal period were as follows:

	Symphony International Equity	Symphony Large-Cap Growth	Symphony Low Volatility Equity	Symphony Mid-Cap Core	Symphony Small Cap Core
Purchases	$16,823,453	$63,145,564	$28,123,701	$46,587,516	$879,441
Sales	17,321,743	62,047,897	20,402,751	57,802,180	679,770

Nuveen Investments	75

Notes to Financial Statements (Unaudited) (continued)

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification.

Temporary and permanent differences do not impact the NAVs of the Funds.

As of March 31, 2015, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Symphony International Equity	Symphony Large-Cap Growth	Symphony Low Volatility Equity	Symphony Mid-Cap Core	Symphony Small Cap Core
Cost of investments	$17,169,219	$140,332,079	$52,444,557	$38,597,986	$1,285,509
Gross unrealized:
Appreciation	$1,714,609	$42,892,939	$13,604,083	$8,068,545	$181,710
Depreciation	(465,762)	(2,504,689)	(196,403)	(544,924)	(15,707)
Net unrealized appreciation (depreciation) of investments	$1,248,847	$40,388,250	$13,407,680	$7,523,621	$166,003

Permanent differences, primarily due to federal taxes paid, foreign currency transactions, real estate investment trust adjustments, investments in passive foreign investment companies, distribution reallocation, investments in partnerships, nondeductible stock issuance costs, nondeductible reorganization expenses and reorganization adjustments, resulted in reclassifications among the Funds’ components of net assets as of September 30, 2014, the Funds’ last tax year end, as follows:

	Symphony International Equity	Symphony Large-Cap Growth	Symphony Low Volatility Equity	Symphony Mid-Cap Core	Symphony Small Cap Core
Capital paid-in	$(142)	$—	$2,874,793	$13,079,859	$(166)
Undistributed (Over-distribution of) net investment income	4,877	—	(5,521)	2,390	(45)
Accumulated net realized gain (loss)	(4,735)	—	(2,869,272)	(13,082,249)	211

The tax components of undistributed net ordinary income and net long-term capital gains as of September 30, 2014, the Funds’ last tax year end, were as follows:

	Symphony International Equity	Symphony Large-Cap Growth	Symphony Low Volatility Equity	Symphony Mid-Cap Core	Symphony Small Cap Core
Undistributed net ordinary income[1]	$193,352	$3,657,992	$5,454,795	$6,735	$23
Undistributed net long-term capital gains	—	5,348,211	2,878,847	15,705	—
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended September 30, 2014, was designated for purposes of the dividends paid deduction as follows:

	Symphony International Equity	Symphony Large-Cap Growth	Symphony Low Volatility Equity	Symphony Mid-Cap Core	Symphony Small Cap Core
Distributions from net ordinary income[1]	$95,381	$918,932	$320,652	$223,757	$—
Distributions from net long-term capital gains	—	334,862	274,578	207,943	—
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

76	Nuveen Investments

As of September 30, 2014, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.

	Symphony International Equity	Symphony Mid-Cap Core[2]	Symphony Small Cap Core
Expiration:
September 30, 2016	$—	$11,664,157	$—
September 30, 2017	167,810	—	—
Not subject to expiration	—	—	11,110
Total	$167,810	$11,664,157	$11,110
[2]	Symphony Mid-Cap Core’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

During the Funds’ last tax year ended September 30, 2014, the following Funds utilized capital loss carryforwards as follows:

	Symphony International Equity	Symphony Large-Cap Growth	Symphony Mid-Cap Core
Utilized capital loss carryforwards	$201,465	$235,783	$1,417,417

The Funds have elected to defer late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer losses as follows:

Symphony Mid-Cap Core
Post-October capital losses[3]	$—
Late-year ordinary losses[4]	29,011
[3]	Capital losses incurred from November 1, 2013 through September 30, 2014, the Fund’s last tax year end.
[4]	Ordinary losses incurred from January 1, 2014 through September 30, 2014 and specified losses incurred from November 1, 2013 through September 30, 2014.

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. Symphony is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual Fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Net Assets	Symphony International Equity	Symphony Large-Cap Growth	Symphony Low Volatility Equity	Symphony Mid-Cap Core	Symphony Small Cap Core
For the first $125 million	0.6000%	0.5000%	0.5000%	0.5500%	0.7000%
For the next $125 million	0.5875	0.4875	0.4875	0.5375	0.6875
For the next $250 million	0.5750	0.4750	0.4750	0.5250	0.6750
For the next $500 million	0.5625	0.4625	0.4625	0.5125	0.6625
For the next $1 billion	0.5500	0.4500	0.4500	0.5000	0.6500
For net assets over $2 billion	0.5250	0.4250	0.4250	0.4750	0.6250

Nuveen Investments	77

Notes to Financial Statements (Unaudited) (continued)

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*	The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of $2 billion added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of March 31, 2015, the complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee Rate
Symphony International Equity	0.1635%
Symphony Large-Cap Growth	0.1635
Symphony Low Volatility Equity	0.1971
Symphony Mid-Cap Core	0.1869
Symphony Small Cap Core	0.1635

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of each Fund so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table.

Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap
Symphony International Equity	1.13%	September 30, 2016	1.38%
Symphony Large-Cap Growth	1.00	September 30, 2016	1.35
Symphony Low Volatility Equity	0.80	September 30, 2016	1.45
Symphony Mid-Cap Core	1.15	September 30, 2016	1.40
Symphony Small Cap Core	1.15	September 30, 2016	N/A
N/A	– Not applicable.

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the current fiscal period, Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Symphony International Equity	Symphony Large-Cap Growth	Symphony Low Volatility Equity	Symphony Mid-Cap Core	Symphony Small Cap Core
Sales charges collected	$737	$38,851	$40,959	$11,709	$—
Paid to financial intermediaries	652	34,324	35,991	10,337	—

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

78	Nuveen Investments

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Symphony International Equity	Symphony Large-Cap Growth	Symphony Low Volatility Equity	Symphony Mid-Cap Core	Symphony Small Cap Core
Commission advances	$240	$17,394	$17,313	$1,022	$1,372

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

	Symphony International Equity	Symphony Large-Cap Growth	Symphony Low Volatility Equity	Symphony Mid-Cap Core	Symphony Small Cap Core
12b-1 fees retained	$132	$10,604	$4,327	$583	$295

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

	Symphony International Equity	Symphony Large-Cap Growth	Symphony Low Volatility Equity	Symphony Mid-Cap Core	Symphony Small Cap Core
CDSC retained	$38	$4,287	$66	$—	$—

As of the end of the reporting period, Nuveen owned shares of the Funds as follows:

	Symphony International Equity	Symphony Large-Cap Growth	Symphony Low Volatility Equity	Symphony Mid-Cap Core	Symphony Small Cap Core
Class A Shares	$—	$—	$—	$—	$2,500
Class C Shares	—	—	—	—	2,500
Class R3 Shares	3,058	—	—	—	—
Class I Shares	—	—	—	—	45,000

Nuveen Investments	79

Additional

Fund Information

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Symphony Asset Management, LLC 555 California Street Rene Suite 2975 San Francisco, CA 94104	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL 60606 Custodian State Street Bank & Trust Company Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

80	Nuveen Investments

Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Beta: A measure of the volatility of a portfolio relative to the overall market. A beta less than 1.0 indicates lower risk than the market; a beta greater than 1.0 indicates higher risk than the market.

Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

Lipper International Multi-Cap Growth Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper International Multi-Cap Growth Funds classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Large-Cap Core Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Large-Cap Core Funds classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mid-Cap Core Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mid-Cap Core Funds classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Multi-Cap Growth Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Multi-Cap Growth Funds classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Small-Cap Core Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

MSCI EAFE Index: The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI Emerging Markets Index: The MSCI (Morgan Stanley Capital International) Emerging Markets Index is an unmanaged index considered representative of stocks of developing countries. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Russell 1000® Index: An unmanaged index generally considered representative of large-cap stocks. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Investments	81

Glossary of Terms Used in this Report (continued)

Russell 1000® Growth Index: An index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Russell 2000® Index: An index that measures the performance of the small-cap segment of the U.S. segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Russell Midcap® Index: An index constructed to provide a comprehensive and unbiased barometer for the mid-cap segment of the equity market, which includes the smallest 800 securities within the Russell 1000® Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P 500® Index: An unmanaged index generally considered representative of the U.S. stock market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

82	Nuveen Investments

Notes

Nuveen Investments	83

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long- term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates- Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed $233 billion as of March 31, 2015.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com/mf

MSA-SYMPH-0315D        8100-INV-B-05/16

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: June 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: June 4, 2015

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: June 4, 2015